UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01597

STEWARD FUND, INC.
(Exact name of registrant as specified in charter)

5847 SAN FELIPE, SUITE 4100, HOUSTON , TX          77057
(Address of principal executive offices)         (Zip code)

CITI FUND SERVICES Ohio, Inc., 3435 STELZER ROAD, COLUMBUS, OHIO 43219
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30, 2010

Date of reporting period: October 31, 2009

Item 1.	Reports to Stockholders.

October 31, 2009

STEWARD FUNDS

Managing Wealth, Protecting Values

SEMI-ANNUAL REPORT (UNAUDITED)

Semi-Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward Global Equity Income Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
October 31, 2009

Dear Shareholder:

We are pleased to present the Semi Annual Report for the Steward Funds for the period ending October 31, 2009. The Semi Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith Based Screens?

Did you know faith based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Funds’ annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the six-month period ended October 31, 2009, the Steward Large Cap Enhanced Index Fund returned 23.84% for the Individual Class shares and 24.00% for the Institutional Class shares. The return for the S&P 500 index for the same period was 20.04%. The S&P style component returns were: 24.14% for the S&P 500/Citigroup Pure Growth index and 42.10% for the S&P 500/Citigroup Pure Value index.

For comparison purposes to the non-pure style indices, the S&P 500/Citigroup Growth index returned 19.84% and the S&P 500/Citigroup Value index returned 20.28% over the same period.

Factors Affecting Performance

The Fund’s multi-index structure on October 31, 2009 was allocated to the S&P 500, S&P 500/Citigroup Pure Growth and S&P 500/Citigroup Pure Value at 60%, 20% and 20% respectively. The Fund changed its higher allocation towards growth to a neutral weighting on May 7th after the growth style experienced significant outperformance in the first quarter of 2009. The more style-focused S&P 500/Citigroup Pure Growth and the S&P 500/Citgroup Pure Value indices significantly outperformed their non-pure counterparts over the period.

Performance of the Fund can also be affected by its cultural values investment policies under which the Fund avoids investing in companies whose primary businesses are associated with alcohol, tobacco products, abortion, gambling or pornography. For the six-month period ended October 31, 2008, restricted securities such as Philip Morris International Inc., +34.12% (tobacco), and Comcast Corp., -5.34% (pornography), effectively offset each other and mitigated the impact of these policies on the Fund’s performance during the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from an index overall is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the six month period ended October 31, 2009, the Steward Small-Mid Cap Enhanced Index Fund returned 20.85% for the Individual Class shares and 21.06% for the Institutional Class shares. The return for the S&P 1000 for the same period was 17.44%. The S&P Pure index component returns were: 21.21% for the S&P 1000 Pure Growth and 32.47% for the S&P 1000 Pure Value index.

For comparison purposes to the non-pure style indices, the S&P 1000/Citigroup Growth index returned 18.19% and the S&P 1000/Citigroup Value index returned 16.69% over the same period.

Factors Affecting Performance

The Fund’s multi-index structure on October 31, 2009 was allocated to the S&P 1000, S&P 1000/Citigroup Pure Growth and S&P/Citigroup 1000 Pure Value at 60%, 20% and 20% respectively. The Fund maintained a neutral balance between growth and value for the period. The more style-focused S&P 1000/Citigroup Pure Growth and the S&P 1000/Citigroup Pure Value indices significantly outperformed their non-pure counterparts over the six-month period contributing to the Fund’s outstanding relative performance.

Performance of the Fund can also be affected by its cultural values investment policies under which the Fund avoids investing in companies whose primary businesses are associated with alcohol, tobacco products, abortion, gambling or pornography. For the six-month period ended October 31, 2008, restricted securities such as Marvel Entertainment, Inc., +67.46% (pornography), and Scientific Games Corp., -19.55% (gambling), effectively offset each other and mitigated the impact on the Fund during the period.

Compensating for a specific industry or company whose total return deviates dramatically from an index overall is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy is to provide effective diversified small-mid cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the six-month period ended October 31, 2009, the Steward International Enhanced Index Fund returned 30.34% for the Individual Class shares and 30.59% for the Institutional Class shares. The return for the S&P ADR index was 31.37%. For comparing emerging markets to developed markets, the BLDRS Emerging Markets 50 ADR Index Fund returned 32.33% for the same time period.

Factors Affecting Performance

The Fund’s dual-index structure on October 31, 2009 was allocated to the S&P ADR Index and BLDRS Emerging Markets 50 ADR Index Fund at 85% and 15% respectively. The Fund’s current allocation structure represents a neutral balance between developed and emerging markets. The emerging markets component slightly outperformed the developed markets component over the six-month period, positively impacting the Fund’s overall performance.

Performance of the Fund can also be affected by its cultural values investment policies under which the Fund avoids investing in companies whose primary businesses are associated with alcohol, tobacco products, abortion, gambling or pornography. For the six-month period ended October 31, 2009, various restricted securities such as Diageo plc (alcohol) and Companhia de Bebidas das Americas (alcohol), substantially outperformed the benchmark with returns of 39.00% and 63.46% respectively, negatively impacting the Fund during the period.

Compensating for a specific restricted industry or company whose total return deviates dramatically from an index overall is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy is to provide effective diversified international equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the six-month period ended October 31, 2009, the Steward Global Equity Income Fund returned 23.74% for the Individual Class shares and 23.95% for the Institutional Class shares. The return for the S&P 500 index for the same period was 20.04%. The dividend yield on the portfolio as of October 31, 2009 was 4.21%.

Factors Affecting Performance

For the six-month period ended October 31, 2009, the Fund’s most significant positive contributor to performance versus the S&P 500 was within the portfolio’s financial sector. International bank holdings such as Banco Santander S.A. and Toronto-Dominion Bank posted strong gains of +79.92% and +48.04%, respectively, for the quarter. Real estate investment trusts performed exceptionally overall during the quarter. Entertainment Properties Trust, a megaplex theater developer, posted a return of +54.74% on solid earnings with double-digit rising box office receipts. Health care-related REITs such as Ventas Inc. +44.36% also contributed significantly to the Fund’s performance.

On a holding specific basis, Hong Kong-based CNOOC Ltd +39.16% has benefitted from rising oil prices over the period while Netherlands-based Unilever N.V. +60.64% has posted steady gains in sales volume. Weakness in the portfolio was primarily within the second top performing sector, Information Technology, which is not well represented with dividend-paying companies. The Fund’s roughly 6% underweight versus the benchmark S&P 500 has detracted from performance.

Performance of the Fund can also be affected by its cultural values investment policies under which the Fund avoids investing in companies whose primary businesses are associated with alcohol, tobacco products, abortion, gambling or pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from an index overall is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy is to invest in dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend-paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change their dividend policies, since this could signal corporate distress. Moreover, a consistent dividend policy encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The Fund’s strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s cultural values investment policies.

STEWARD SELECT BOND FUND

Fund Performance

For the six-month period ended October 31, 2009; the Steward Select Bond Fund returned 4.75 % for the Institutional Class shares and 4.54 % for the Individual Class chares. For comparison purposes, the Barclays Intermediate Aggregate Bond Index returned 4.92% for the same period.

Market Overview

The credit markets have witnessed one of the most volatile and extreme turnarounds of modern history. While the nominal U.S. Treasury rates rose slightly over the past six months, market yields for investment grade credit securities have fallen sharply over the same period. The yield on the ten-year note, for example has increased from 3.12% to 3.41%. Normally, this change would have been expected to produce slightly negative results for fixed income securities. And yet, very few bondholders are displeased by most recent performance. Some areas of the market, such as non-governmental mortgage-backed issues, remain in disarray, but the unprecedented volatility in the corporate sectors has dramatically subsided, with credit spreads collapsing even more quickly than they widened last year; and corporate bond investors have been grandly rewarded for their patience. In fact, the calendar year-to-date performance difference between U.S. Treasury and corporate bond markets has been a whopping 19.30%.

Factors Affecting Performance

The Fund’s investment portfolio has been well-positioned to take advantage of the anticipated and welcomed return to normalcy. By over-weighting our allocations to corporate bonds at the expense of our U. S. Treasury allocation, the Fund’s performance has benefited from the extraordinary return of investor demand for many areas of risk. A conservative preference for A-rated issues over Baa-rated issues, and intermediate maturity securities over longer maturities, however, has limited participation in the extraordinary reversals in market sentiment toward risk and lessened performance relative to broad market indices.

Current Strategy

Looking forward, we anticipate an extended and less dramatic period for bond investors to reapply traditional analyses. The Federal Reserve Board policymakers have consistently advised the marketplace of their intention to hold short-tern interest rates at very low historically levels. In addition, they have opted recently to continue their side of economic stimulus policy by purchasing substantial amounts of Treasury and government-backed mortgage-backed issues. At the same time, several earlier programs initiated by the Federal Reserve to restore liquidity and confidence to the banking system have succeeded, and are slowly being eliminated. As a result the Federal Reserve has already begun de-leveraging its balance sheet, and fears of imminent price inflation are unfounded.

We do recognize at the same time that the present more favorable environment for bondholders will not last forever. While some corporate issuers have yet to benefit fully from general spread tightening, other issuers may experience some stress on their balance sheets as the economy digs its way back from recession to sustainable growth. In any case, double-digit returns for investment grade sectors do not seem likely; and more importantly, the Federal Reserve, once economic stability is apparent, will move very quickly and forcibly to return short-term interest rates to 3–3.5% levels. As a result, and mindful of preserving our investors’ capital, we will seek more defensive postures through this calendar year’s conclusion and even more so through the middle of next year.

The Fund is managed to adhere to values-based investment policies and attempts to provide portfolio characteristics and performance similar to that of Barclays Intermediate Aggregate Bond Index. Performance of the Fund can be affected by of its values-based investment policies under which the Fund avoids investing in companies whose primary businesses are associated with alcohol, tobacco products, abortion, gambling or pornography. There have been no difficulties to date in accomplishing the Fund’s objective given these restrictions.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are nearing $500 million. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800.262.6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President
Steward Funds

Howard Potter
Portfolio Manager
Steward Funds

Scott Wynant
Senior Vice President
Steward Funds

John Wolf
Portfolio Manager
Steward Funds

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2009 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.8%
Insurance	5.9
Computers & Peripherals	5.0
Software	3.9
Diversified Financial Services	3.8
Pharmaceuticals	3.5
Specialty Retail	3.1
Capital Markets	2.8
Energy Equipment & Services	2.6
Internet Software & Services	2.5
Commercial Banks	2.5
Communications Equipment	2.5
Health Care Providers & Services	2.5
Food & Staples Retailing	2.5
Semiconductors & Semiconductor Equipment	2.4
Diversified Telecommunication Services	2.3
Real Estate Investment Trust	2.2
Health Care Equipment & Supplies	2.2
Metals & Mining	2.0
Food Products	2.0
Aerospace & Defense	2.0
Beverages	1.9
Multi-Utilities	1.9
Household Products	1.8
Chemicals	1.8
Industrial Conglomerates	1.8
Hotels, Restaurants & Leisure	1.7
Multiline Retail	1.6
Machinery	1.5
Biotechnology	1.5
Electronic Equipment & Instruments	1.5
Electric Utilities	1.5
Media	1.5
Commercial Services & Supplies	1.4

Industry Diversification	Percent*
IT Services	1.4%
Paper & Forest Products	0.9
Household Durables	0.8
Air Freight & Logistics	0.8
Consumer Finance	0.8
Textiles Apparel & Luxury Goods	0.7
Road & Rail	0.6
Money Market	0.6
Automobiles	0.6
Auto Components	0.5
Personal Products	0.4
Gas Utilities	0.4
Independent Power Producers & Energy Traders	0.4
Electrical Equipment	0.4
Real Estate – Operations and Development	0.3
Containers & Packaging	0.3
Leisure Equipment & Products	0.2
Health Care Technology	0.2
Diversified Consumer Services	0.2
Wireless Telecommunication Services	0.2
Trading Companies & Distributors	0.2
Building Products	0.2
Life Sciences Tools and Services	0.1
Thrifts & Mortgage Finance	0.1
Construction & Engineering	0.1
Office Electronics	0.1
Airlines	0.1
Internet & Catalog Retail	0.1
Distributors	0.1
Construction Materials	— **
Total Investments	100.2%
*	Percentages indicated are based on net assets as of October 31, 2009.
**	Percentage is less than 0.005% of net assets.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small Mid-Cap Index Fund investments by industry.

Industry Diversification	Percent*
Specialty Retail	8.0%
Real Estate Investment Trust	6.1
Machinery	4.9
Commercial Services & Supplies	4.7
Electronic Equipment & Instruments	4.4
Textiles Apparel & Luxury Goods	3.6
Insurance	3.5
Health Care Equipment & Supplies	3.3
Semiconductors & Semiconductor Equipment	3.2
Health Care Providers & Services	3.2
Energy Equipment & Services	3.0
Software	2.9
Commercial Banks	2.8
Oil, Gas & Consumable Fuels	2.8
Chemicals	2.5
Hotels, Restaurants & Leisure	2.4
IT Services	2.2
Internet Software & Services	2.1
Gas Utilities	1.9
Diversified Consumer Services	1.7
Communications Equipment	1.6
Household Durables	1.6
Capital Markets	1.4
Metals & Mining	1.4
Food Products	1.3
Electrical Equipment	1.3
Containers & Packaging	1.2
Media	1.2
Aerospace & Defense	1.1
Road & Rail	1.1
Multi-Utilities	1.1
Electric Utilities	1.1
Leisure Equipment & Products	1.0
Diversified Financial Services	1.0
Auto Components	1.0
Biotechnology	0.9
Pharmaceuticals	0.9
Thrifts & Mortgage Finance	0.7

Industry Diversification	Percent*
Construction & Engineering	0.7%
Life Sciences Tools and Services	0.7
Household Products	0.7
Computers & Peripherals	0.6
Paper & Forest Products	0.5
Food & Staples Retailing	0.5
Personal Products	0.5
Building Products	0.5
Multiline Retail	0.4
Beverages	0.4
Trading Companies & Distributors	0.3
Restaurants	0.3
Wireless Telecommunication Services	0.3
Consumer Finance	0.3
Construction Materials	0.3
Diversified Telecommunication Services	0.2
Airlines	0.2
Marine	0.2
Industrial Conglomerates	0.2
Real Estate Management – Service	0.2
Internet & Catalog Retail	0.2
Retail	0.2
Water Utilities	0.2
Health Care Technology	0.2
Automobiles	0.1
Real Estate – Operations and Development	0.1
Air Freight & Logistics	0.1
Auto Parts & Equipment	0.1
Office Electronics	0.1
Independent Power Producers & Energy Traders	0.1
Money Market	0.1
Radio Broadcasting	—	**
Distributors	—	**
Total Investments	99.6%
*	Percentages indicated are based on net assets as of October 31, 2009.
**	Percentage is less than 0.005% of net assets.

See notes to financial statements.

STEWARD FUNDS
COUNTRY DIVERSIFICATION SCHEDULE — October 31, 2009 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by country.

Country Diversification	Percent*
United Kingdom	21.6%
Canada	13.4
Brazil	8.9
Japan	7.9
Spain	5.7
Switzerland	5.6
France	4.5
Germany	4.0
Taiwan	3.6
Australia	3.0
Netherlands	3.0
Republic of Korea (South)	2.8
Hong Kong	2.6
Mexico	2.0
Italy	1.6
China	1.4
India	1.0
United States	1.0
Chile	0.9
Finland	0.8
Denmark	0.8
South Africa	0.7
Sweden	0.5
Ireland (Republic of)	0.4
Norway	0.5
Greece	0.3
Belgium	0.3
Portugal	0.2
Russian Federation	0.2
Peru	0.2
Indonesia	0.2
Luxembourg	0.1
Bermuda	0.1
New Zealand	0.1
Turkey	0.1
Total Investments	100.0%
*	Percentages indicated are based on net assets as of October 31, 2009.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2009 (Unaudited)

SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by industry.

Industry Diversification	Percent*
U.S. Government Agency Mortgage-Backed Obligations	44.2%
U.S. Government Agencies	15.0
U.S. Treasury Obligations	8.2
Consumer Staples	3.6
Insurance	3.2
Financial Services	3.1
Money Market	3.1
Commercial Banks	3.0
Oil & Gas – Integrated	1.9
Utilities-Telecommunications	1.9
Mortgage Backed Securities – Religious Organizations	1.8
Mortgage Backed Securities – Financial Services	1.8
Computers & Peripherals	1.4
Utilities-Electric & Gas	1.2
Electronic Equipment & Instruments	1.1
Diversified Financial Services	1.1
Capital Markets	1.1
Aerospace & Defense	0.8
Chemicals	0.7
Brokerage Services	0.5
Asset Backed Mortgages	0.5
Semiconductors & Semiconductor Equipment	0.4
Pharmaceuticals	0.4
Retail	0.4
Forestry	0.1
Total Investments	100.5%
*	Percentages indicated are based on net assets as of October 31, 2009.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2009 (Unaudited)

GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by country.

Country Diversification	Percent*
United States	61.1%
Canada	10.5
United Kingdom	9.9
Italy	3.4
Chile	3.1
Taiwan	2.7
Hong Kong	2.6
Spain	2.5
Netherlands	2.3
Germany	1.1
Ireland	0.7
Total Investments	99.9%
*	Percentages indicated are based on net assets as of October 31, 2009.

See notes to financial statements.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE — October 31, 2009 (Unaudited)

GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	15.5%
Commercial Banks	11.5
Pharmaceuticals	8.2
Real Estate Investment Trust	7.6
Semiconductors & Semiconductor Equipment	6.1
Food Products	5.2
Leisure Equipment & Products	4.2
IT Services	3.5
Computers & Peripherals	3.4
Diversified Telecommunication Services	2.8
Industrial Conglomerates	2.6
Media	2.5
Hotels, Restaurants & Leisure	2.5
Distributors	2.3
Electrical Equipment	2.3
Aerospace & Defense	2.1
Chemicals	2.1
Commercial Services & Supplies	1.9
Gas Utilities	1.7
Wireless Telecommunication Services	1.5
Beverages	1.5
Containers & Packaging	1.5
Electric Utilities	1.4
Textiles Apparel & Luxury Goods	1.2
Household Products	1.2
Health Care Providers & Services	1.1
Health Care Equipment & Supplies	0.8
Construction Materials	0.7
Multi-Utilities	0.6
Money Market	0.4
Total Investments	99.9%

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.6%)
AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.	3,450	$216,315
Goodrich Corp.	1,340	72,829
Honeywell International, Inc.	6,420	230,414
L-3 Communications Holdings, Inc.	950	68,676
Lockheed Martin Corp.	4,430	304,740
Northrop Grumman Corp.	4,750	238,118
Precision Castparts Corp.	1,140	108,733
Raytheon Co.	3,630	164,366
Rockwell Collins, Inc.	5,890	296,738
The Boeing Co.	6,448	308,214
United Technologies Corp.	7,970	489,756
		2,498,899
AIR FREIGHT & LOGISTICS (0.8%)
C.H. Robinson Worldwide, Inc.	4,310	237,524
Expeditors International of Washington, Inc.	6,090	196,220
FedEx Corp.	2,550	185,359
United Parcel Service, Inc., Class B	8,420	451,986
		1,071,089
AIRLINES (0.1%)
Southwest Airlines Co.	8,720	73,248
AUTO COMPONENTS (0.5%)
Goodyear Tire & Rubber Co.(a)	33,240	428,131
Johnson Controls, Inc.	10,040	240,157
		668,288
AUTOMOBILES (0.6%)
Ford Motor Co.(a)	101,620	711,340
Harley-Davidson, Inc.	2,810	70,025
		781,365
BEVERAGES (1.9%)
Coca-Cola Co.	20,250	1,079,527
Coca-Cola Enterprises, Inc.	12,070	230,175
Dr Pepper Snapple Group, Inc.(a)	2,140	58,336
Pepsi Bottling Group, Inc.	1,880	70,387
PepsiCo, Inc.	16,110	975,461
		2,413,886
BIOTECHNOLOGY (1.5%)
Amgen, Inc.(a)	11,700	628,641
Biogen Idec, Inc.(a)	5,570	234,664
Celgene Corp.(a)	9,590	489,570
Cephalon, Inc.(a)	1,030	56,217
Genzyme Corp.(a)	2,830	143,198
Gilead Sciences, Inc.(a)	8,270	351,889
PerkinElmer, Inc.	1,920	35,731
		1,939,910
BUILDING PRODUCTS (0.2%)
Masco Corp.	17,190	201,982
CAPITAL MARKETS (2.8%)
Ameriprise Financial, Inc.	5,966	206,841

	Shares	Value
Bank of New York Mellon Corp.	9,911	$264,227
Charles Schwab Corp.	8,010	138,893
E*TRADE Financial Corp.(a)	33,160	48,414
Federated Investors, Inc., Class B	1,500	39,375
Franklin Resources, Inc.	2,850	298,196
Goldman Sachs Group, Inc.	6,470	1,101,000
Janus Capital Group, Inc.	1,360	17,843
Legg Mason, Inc.	8,090	235,500
Morgan Stanley	26,210	841,865
Northern Trust Corp.	2,700	135,675
State Street Corp.	4,177	175,350
T. Rowe Price Group, Inc.	2,150	104,770
		3,607,949
CHEMICALS (1.8%)
Air Products & Chemicals, Inc.	3,650	281,524
Airgas, Inc.	230	10,203
CF Industries Holdings, Inc.	430	35,798
Dow Chemical Co.	18,080	424,518
E.I. Du Pont De Nemours & Co.	12,100	385,022
Ecolab, Inc.	5,000	219,800
FMC Corp.	4,060	207,466
International Flavors & Fragrances, Inc.	1,000	38,090
Monsanto Co.	4,580	307,684
PPG Industries, Inc.	1,770	99,881
Praxair, Inc.	2,690	213,694
Sigma-Aldrich Corp.	1,330	69,067
		2,292,747
COMMERCIAL BANKS (2.5%)
BB&T Corp.	8,930	213,516
Comerica, Inc.	11,140	309,135
Fifth Third Bancorp	28,450	254,343
First Horizon National Corp.(a)	3,551	42,008
Huntington Bancshares, Inc.	20,160	76,810
KeyCorp	15,900	85,701
M&T Bank Corp.	1,390	87,362
Marshall & Ilsley Corp.	15,269	81,231
PNC Financial Services Group, Inc.	4,194	205,255
Regions Financial Corp.	21,892	105,957
SunTrust Banks, Inc.	10,920	208,681
U.S. Bancorp	18,460	428,641
Wells Fargo & Co.	39,308	1,081,756
Zions Bancorp	4,510	63,862
		3,244,258
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Avery Dennison Corp.	3,790	135,113
Cintas Corp.	1,510	41,812
Equifax, Inc.	7,460	204,255
Iron Mountain, Inc.(a)	1,650	40,310
Leucadia National Corp.(a)	1,890	42,468
Monster Worldwide, Inc.(a)	1,190	17,279
Moody’s Corp.	2,050	48,544
Pitney Bowes, Inc.	3,170	77,665
R.R. Donnelley & Sons Co.	16,840	338,147
Republic Services, Inc., Class A	3,446	89,286

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Robert Half International, Inc.	7,880	$182,816
Stericycle, Inc.(a)	840	43,991
The Dun & Bradstreet Corp.	2,500	191,400
Total System Services, Inc.	13,021	207,945
Waste Management, Inc.	4,870	145,516
		1,806,547
COMMUNICATIONS EQUIPMENT (2.5%)
Ciena Corp.(a)	882	10,346
Cisco Systems, Inc.(a)	57,060	1,303,821
Corning, Inc.	13,430	196,212
Harris Corp.	4,490	187,323
JDS Uniphase Corp.(a)	2,260	12,634
Juniper Networks, Inc.(a)	4,830	123,213
Motorola, Inc.	70,840	607,099
QUALCOMM, Inc.	17,630	730,058
Tellabs, Inc.(a)	4,204	25,308
		3,196,014
COMPUTERS & PERIPHERALS (5.0%)
Apple Computer, Inc.(a)	9,386	1,769,261
Dell, Inc.(a)	32,320	468,317
EMC Corp.(a)	17,750	292,342
Hewlett-Packard Co.	20,260	961,539
International Business Machines Corp.	11,323	1,365,667
Lexmark International, Inc., Class A(a)	5,000	127,500
NetApp, Inc.(a)	13,880	375,454
SanDisk Corp.(a)	20,350	416,768
Sun Microsystems, Inc.(a)	25,087	205,212
Teradata Corp.(a)	2,110	58,827
Western Digital Corp.(a)	9,370	315,582
		6,356,469
CONSTRUCTION & ENGINEERING (0.1%)
Fluor Corp.	1,510	67,074
Quanta Services, Inc.(a)	900	19,080
		86,154
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.	953	43,867
CONSUMER FINANCE (0.8%)
American Express Co.	10,260	357,458
Capital One Financial Corp.	7,168	262,349
Discover Financial Services	4,270	60,378
SLM Corp.(a)	29,670	287,799
		967,984
CONTAINERS & PACKAGING (0.3%)
Ball Corp.	4,520	222,971
Bemis Co., Inc.	1,340	34,612
Owens-Illinois, Inc.(a)	1,320	42,082
Pactiv Corp.(a)	1,740	40,177
Sealed Air Corp.	1,650	31,729
		371,571
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,840	64,382

	Shares	Value
DIVERSIFIED CONSUMER SERVICES (0.2%)
Apollo Group, Inc., Class A(a)	3,320	$189,572
DeVry, Inc.	80	4,423
H&R Block, Inc.	3,150	57,771
		251,766
DIVERSIFIED FINANCIAL SERVICES (3.8%)
Bank of America Corp.	84,689	1,234,766
Citigroup, Inc.	121,110	495,340
CME Group, Inc.	1,230	372,210
Intercontinental Exchange, Inc.(a)	3,620	362,688
Invesco Ltd.	2,920	61,758
JP Morgan Chase & Co.	35,524	1,483,837
MasterCard, Inc., Class A	2,255	493,890
NYSE Euronext	11,170	288,744
The NASDAQ OMX Group, Inc.(a)	1,060	19,144
		4,812,377
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	51,987	1,334,506
CenturyTel, Inc.	10,142	329,209
Frontier Communications Corp.	15,301	109,708
Qwest Communications International, Inc.	53,040	190,414
Verizon Communications, Inc.	26,280	777,625
Windstream Corp.	15,704	151,387
		2,892,849
ELECTRIC UTILITIES (1.5%)
Allegheny Energy, Inc.	1,630	37,197
American Electric Power Co., Inc.	6,730	203,380
Edison International	3,280	104,370
Entergy Corp.	1,930	148,070
Exelon Corp.	5,790	271,898
FirstEnergy Corp.	3,050	132,004
FPL Group, Inc.	3,440	168,904
Northeast Utilities	720	16,596
Pepco Holdings, Inc.	9,040	134,967
Pinnacle West Capital Corp.	5,660	177,271
PPL Corp.	3,600	105,984
Progress Energy, Inc.	5,030	188,776
Southern Co.	6,430	200,552
		1,889,969
ELECTRICAL EQUIPMENT (0.4%)
Emerson Electric Co.	6,240	235,560
Rockwell Automation, Inc.	5,690	233,005
		468,565
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.5%)
Agilent Technologies, Inc.(a)	18,840	466,101
Amphenol Corp., Class A	9,030	362,284
FLIR Systems, Inc.(a)	6,680	185,771
Jabil Circuit, Inc.	35,900	480,342
Molex, Inc.	5,500	102,685
Waters Corp.(a)	5,510	316,439
		1,913,622

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
ENERGY EQUIPMENT & SERVICES (2.6%)
Baker Hughes, Inc.	6,950	$292,387
BJ Services Co.	18,180	349,056
Cameron International Corp.(a)	7,090	262,117
Diamond Offshore Drilling, Inc.	500	47,625
ENSCO International, Inc.	5,060	231,697
First Solar, Inc.(a)	340	41,456
FMC Technologies, Inc.(a)	3,770	198,302
Halliburton Co.	7,570	221,120
Nabors Industries Ltd.(a)	15,730	327,656
National-Oilwell Varco, Inc.(a)	3,256	133,464
Rowan Cos., Inc.	1,040	24,180
Schlumberger Ltd.	15,370	956,014
Smith International, Inc.	7,270	201,597
		3,286,671
FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale Corp.	4,100	233,085
CVS Corp.	12,455	439,662
Safeway, Inc.	4,210	94,009
SUPERVALU, Inc.	36,490	579,096
SYSCO Corp.	12,480	330,096
The Kroger Co.	5,940	137,392
Wal-Mart Stores, Inc.	19,140	950,875
Walgreen Co.	8,410	318,150
Whole Foods Market, Inc.(a)	1,490	47,770
		3,130,135
FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland Co.	5,770	173,792
Campbell Soup Co.	7,740	245,745
ConAgra Foods, Inc.	8,250	173,250
Dean Foods Co.(a)	1,890	34,455
General Mills, Inc.	3,490	230,061
H.J. Heinz Co.	3,700	148,888
Hormel Foods Corp.	1,180	43,023
J.M. Smucker Co.	1,530	80,677
Kellogg Co.	5,790	298,416
Kraft Foods, Inc., Class A	13,190	362,989
McCormick & Co., Inc.	1,860	65,119
Sara Lee Corp.	7,840	88,513
The Hershey Co.	6,230	235,432
Tyson Foods, Inc., Class A	25,650	321,138
		2,501,498
GAS UTILITIES (0.4%)
Nicor, Inc.	690	25,585
Questar Corp.	5,380	214,339
Spectra Energy Corp.	16,163	309,037
		548,961
HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
Baxter International, Inc.	5,920	320,035
Boston Scientific Corp.(a)	12,697	103,100
C.R. Bard, Inc.	1,280	96,090
CareFusion Corp.(a)	1,830	40,937
DENTSPLY International, Inc.	1,720	56,691
Hospira, Inc.(a)	2,080	92,851

	Shares	Value
Intuitive Surgical, Inc.(a)	2,490	$613,412
Medtronic, Inc.	13,910	496,587
St. Jude Medical, Inc.(a)	6,950	236,856
Stryker Corp.	5,430	249,780
Varian Medical Systems, Inc.(a)	6,130	251,207
Zimmer Holdings, Inc.(a)	4,830	253,913
		2,811,459
HEALTH CARE PROVIDERS & SERVICES (2.5%)
Aetna, Inc.	4,120	107,244
AmerisourceBergen Corp.	15,740	348,641
Cardinal Health, Inc.	3,660	103,724
CIGNA Corp.	2,640	73,498
Coventry Health Care, Inc.(a)	2,086	41,365
DaVita, Inc.(a)	5,970	316,589
Express Scripts, Inc.(a)	5,248	419,420
Humana, Inc.(a)	1,730	65,013
Laboratory Corp. of America Holdings(a)	2,950	203,225
McKesson Corp.	4,630	271,920
Medco Health Solutions, Inc.(a)	4,590	257,591
Patterson Cos., Inc.(a)	6,950	177,434
Quest Diagnostics, Inc.	2,060	115,216
UnitedHealth Group, Inc.	17,804	462,014
WellPoint, Inc.(a)	4,550	212,758
		3,175,652
HEALTH CARE TECHNOLOGY (0.2%)
IMS Health, Inc.	16,620	272,402
HOTELS, RESTAURANTS & LEISURE (1.7%)
Darden Restaurants, Inc.	3,620	109,722
Marriott International, Inc., Class A	3,233	81,019
McDonald’s Corp.	9,740	570,861
Starbucks Corp.(a)	23,690	449,636
Wyndham Worldwide Corp.	37,880	645,854
YUM! Brands, Inc.	9,630	317,309
		2,174,401
HOUSEHOLD DURABLES (0.8%)
Black & Decker Corp.	3,690	174,242
D. R. Horton, Inc.	3,266	35,795
Harman International Industries, Inc.	824	30,991
Jacobs Engineering Group, Inc.(a)	1,040	43,982
KB HOME	850	12,053
Leggett & Platt, Inc.	8,820	170,491
Lennar Corp., Class A	1,710	21,546
Newell Rubbermaid, Inc.	13,020	188,920
Pulte Homes, Inc.	3,115	28,066
Snap-on, Inc.	510	18,630
Stanley Works	750	33,922
Whirlpool Corp.	4,403	315,211
		1,073,849
HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.	1,640	97,137
Colgate-Palmolive Co.	6,350	499,300
Kimberly-Clark Corp.	4,210	257,484
Procter & Gamble Co.	25,001	1,450,058
		2,303,979

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Constellation Energy Group	11,490	$355,271
Dynegy, Inc., Class A(a)	4,620	9,240
The AES Corp.(a)	8,350	109,134
		473,645
INDUSTRIAL CONGLOMERATES (1.8%)
3M Co.	8,884	653,596
General Electric Co.	95,920	1,367,819
Textron, Inc.	12,350	219,583
		2,240,998
INSURANCE (5.9%)
AFLAC, Inc.	4,380	181,726
American International Group, Inc.(a)	13,764	462,746
Aon Corp.	2,370	91,269
Assurant, Inc.	3,900	116,727
Chubb Corp.	3,470	168,364
Cincinnati Financial Corp.	4,602	116,707
Genworth Financial, Inc., Class A(a)	130,270	1,383,467
Hartford Financial Services Group, Inc.	30,070	737,316
Lincoln National Corp.	16,886	402,393
Marsh & McLennan Cos., Inc.	4,780	112,139
MBIA, Inc.(a)	3,240	13,154
MetLife, Inc.	7,420	252,503
Principal Financial Group, Inc.	7,250	181,540
Progressive Corp.(a)	18,190	291,040
Prudential Financial, Inc.	7,815	353,473
The Allstate Corp.	10,660	315,216
The Travelers Cos., Inc.	5,300	263,887
Torchmark Corp.	940	38,164
Unum Group	3,290	65,636
XL Capital Ltd., Class A	117,200	1,923,252
		7,470,719
INTERNET & CATALOG RETAIL (0.1%)
Expedia, Inc.(a)	3,060	69,370
INTERNET SOFTWARE & SERVICES (2.5%)
Akamai Technologies, Inc.(a)	16,140	355,080
Amazon.com, Inc.(a)	5,990	711,672
Google, Inc., Class A(a)	2,782	1,491,486
McAfee, Inc.(a)	1,360	56,957
Salesforce.com, Inc.(a)	7,470	423,922
VeriSign, Inc.(a)	9,300	212,133
		3,251,250
IT SERVICES (1.4%)
Affiliated Computer Services, Inc., Class A(a)	1,090	56,778
Automatic Data Processing, Inc.	4,710	187,458
Cognizant Technology Solutions Corp., Class A(a)	14,710	568,541
Computer Sciences Corp.(a)	1,590	80,629
Convergys Corp.(a)	1,890	20,507
Fidelity National Information Services, Inc.	1,886	41,039
Fiserv, Inc.(a)	4,710	216,048
Paychex, Inc.	10,480	297,737
Western Union Co.	17,870	324,698
		1,793,435

	Shares	Value
LEISURE EQUIPMENT & PRODUCTS (0.2%)
Eastman Kodak Co.(a)	28,270	$106,013
Hasbro, Inc.	1,330	36,269
Mattel, Inc.	7,340	138,946
		281,228
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
Thermo Fisher Scientific, Inc.(a)	3,730	167,850
MACHINERY (1.5%)
Caterpillar, Inc.	9,590	528,025
Cummins, Inc.	1,680	72,341
Danaher Corp.	4,100	279,743
Deere & Co.	3,702	168,626
Dover Corp.	1,780	67,070
Eaton Corp.	1,510	91,280
Flowserve Corp.	280	27,499
Illinois Tool Works, Inc.	3,490	160,261
ITT Industries, Inc.	1,740	88,218
PACCAR, Inc.	9,635	360,445
Pall Corp.	1,130	35,866
Parker Hannifin Corp.	1,325	70,172
		1,949,546
MEDIA (1.5%)
CBS Corp., Class B	50,460	593,914
Gannett Co., Inc.	47,350	464,977
Interpublic Group of Cos., Inc.(a)	5,610	33,772
McGraw Hill Cos., Inc.	9,000	259,020
Meredith Corp.	7,670	207,550
New York Times Co., Class A	3,750	29,888
Omnicom Group, Inc.	3,310	113,467
Scripps Networks Interactive, Class A	1,970	74,387
The Washington Post Co., Class B	189	81,648
		1,858,623
METALS & MINING (2.0%)
AK Steel Holding Corp.	16,710	265,188
Alcoa, Inc.	28,690	356,330
Allegheny Technologies, Inc.	870	26,848
Freeport-McMoRan Copper & Gold, Inc., Class B(a)	12,719	933,066
Newmont Mining Corp.	3,700	160,802
Nucor Corp.	8,190	326,371
Titanium Metals Corp.	35,580	305,988
United States Steel Corp.	4,640	160,034
		2,534,627
MULTI-UTILITIES (1.9%)
Ameren Corp.	6,510	158,453
CenterPoint Energy, Inc.	11,250	141,750
CMS Energy Corp.	5,100	67,830
Consolidated Edison, Inc.	4,600	187,128
Dominion Resources, Inc.	4,984	169,905
DTE Energy Co.	4,870	180,093
Duke Energy Corp.	16,346	258,594
Integrys Energy Group, Inc.	4,178	144,559
NiSource, Inc.	18,630	240,700

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
PG&E Corp.	3,210	$131,257
Public Service Enterprise Group, Inc.	4,676	139,345
SCANA Corp.	2,930	99,151
Sempra Energy	2,290	117,820
TECO Energy, Inc.	9,760	139,958
Wisconsin Energy Corp.	1,120	48,910
Xcel Energy, Inc.	7,500	141,300
		2,366,753
MULTILINE RETAIL (1.6%)
Big Lots, Inc.(a)	1,050	26,303
Family Dollar Stores, Inc.	1,440	40,752
J.C. Penney Co., Inc.	8,630	285,912
Kohl’s Corp.(a)	2,770	158,499
Macy’s, Inc.	37,142	652,585
Nordstrom, Inc.	1,620	51,484
Sears Holdings Corp.(a)	6,700	454,662
Target Corp.	6,710	324,965
		1,995,162
OFFICE ELECTRONICS (0.1%)
Xerox Corp.	10,230	76,930
OIL, GAS & CONSUMABLE FUELS (8.8%)
Anadarko Petroleum Corp.	6,890	419,808
Apache Corp.	4,710	443,305
Cabot Oil & Gas Corp., Class A	5,660	217,740
Chesapeake Energy Corp.	15,700	384,650
Chevron Corp.	18,839	1,441,937
ConocoPhillips	12,529	628,705
CONSOL Energy, Inc.	5,120	219,187
Denbury Resources, Inc.(a)	9,640	140,744
Devon Energy Corp.	5,300	342,963
El Paso Corp.	6,790	66,610
EOG Resources, Inc.	4,480	365,837
EQT Corp.	980	41,023
Exxon Mobil Corp.	43,132	3,091,271
Hess Corp.	4,960	271,510
Marathon Oil Corp.	6,020	192,459
Massey Energy Co.	800	23,272
Murphy Oil Corp.	5,830	356,446
Noble Energy, Inc.	1,260	82,694
Occidental Petroleum Corp.	6,392	485,025
Peabody Energy Corp.	2,180	86,306
Pioneer Natural Resources Co.	1,120	46,043
Range Resources Corp.	3,830	191,692
Southwestern Energy Co.(a)	2,410	105,028
Sunoco, Inc.	7,800	240,240
Tesoro Corp.	35,580	503,101
Valero Energy Corp.	15,420	279,102
Williams Cos., Inc.	5,280	99,528
XTO Energy, Inc.	10,925	454,043
		11,220,269
PAPER & FOREST PRODUCTS (0.9%)
International Paper Co.	22,150	494,166
MeadWestvaco Corp.	21,320	486,736
Weyerhaeuser Co.	5,290	192,239
		1,173,141

	Shares	Value
PERSONAL PRODUCTS (0.4%)
Avon Products, Inc.	10,230	$327,871
The Estee Lauder Cos., Inc., Class A	5,780	245,650
		573,521
PHARMACEUTICALS (3.5%)
Abbott Laboratories	14,210	718,600
Allergan, Inc.	3,000	168,750
Bristol-Myers Squibb Co.	17,270	376,486
Eli Lilly & Co.	9,800	333,298
Forest Laboratories, Inc.(a)	9,150	253,181
Johnson & Johnson	25,810	1,524,080
King Pharmaceuticals, Inc.(a)	3,280	33,226
Merck & Co., Inc.	18,750	579,938
Mylan Laboratories, Inc.(a)	3,810	61,874
Schering-Plough Corp.	13,810	389,442
Watson Pharmaceuticals, Inc.(a)	1,530	52,663
		4,491,538
REAL ESTATE – OPERATIONS AND DEVELOPMENT (0.3%)
CB Richard Ellis Group, Inc., Class A(a)	43,410	449,293
REAL ESTATE INVESTMENT TRUST (2.2%)
Apartment Investment & Management Co., Class A	12,939	159,797
AvalonBay Communities, Inc.	1,671	114,931
Boston Properties, Inc.	2,970	180,487
Equity Residential	5,610	162,017
HCP, Inc.	7,340	217,190
Health Care REIT, Inc.	4,020	178,367
Host Hotels & Resorts, Inc.	40,390	408,343
Kimco Realty Corp.	9,840	124,378
Plum Creek Timber Co., Inc.	1,510	47,248
ProLogis	54,980	622,923
Public Storage, Inc.	1,077	79,267
Simon Property Group, Inc.	4,130	280,386
Ventas, Inc.	1,420	56,985
Vornado Realty Trust	3,164	188,448
		2,820,767
ROAD & RAIL (0.6%)
Burlington Northern Santa Fe Corp.	2,320	174,742
CSX Corp.	3,500	147,630
Norfolk Southern Corp.	3,310	154,312
Ryder System, Inc.	2,300	93,265
Union Pacific Corp.	4,310	237,654
		807,603
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
Advanced Micro Devices, Inc.(a)	5,510	25,346
Altera Corp.	11,600	229,564
Analog Devices, Inc.	6,840	175,309
Applied Materials, Inc.	12,470	152,134
Broadcom Corp., Class A(a)	3,760	100,054
Intel Corp.	45,960	878,295
KLA-Tencor Corp.	1,670	54,292
Linear Technology Corp.	2,070	53,572
LSI Logic Corp.(a)	6,630	33,946

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

LARGE CAP ENHANCED INDEX FUND

	Shares	Value
MEMC Electronic Materials, Inc.(a)	9,620	$119,480
Microchip Technology, Inc.	5,610	134,416
Micron Technology, Inc.(a)	11,640	79,036
National Semiconductor Corp.	19,320	250,001
Novellus Systems, Inc.(a)	1,180	24,284
NVIDIA Corp.(a)	5,665	67,753
Qlogic Corp.(a)	2,270	39,816
Teradyne, Inc.(a)	1,870	15,652
Texas Instruments, Inc.	22,600	529,970
Xilinx, Inc.	3,090	67,207
		3,030,127
SOFTWARE (3.9%)
Adobe Systems, Inc.(a)	9,844	324,261
Autodesk, Inc.(a)	11,860	295,670
BMC Software, Inc.(a)	9,490	352,649
CA, Inc.	4,280	89,538
Citrix Systems, Inc.(a)	2,050	75,358
Compuware Corp.(a)	18,320	129,339
Electronic Arts, Inc.(a)	3,460	63,110
Intuit, Inc.(a)	9,390	272,967
Microsoft Corp.	71,820	1,991,569
Novell, Inc.(a)	4,510	18,446
Oracle Corp.	41,351	872,506
Red Hat, Inc.(a)	15,910	410,637
Symantec Corp.(a)	7,762	136,456
		5,032,506
SPECIALTY RETAIL (3.1%)
Abercrombie & Fitch Co., Class A	9,500	311,790
AutoNation, Inc.(a)	13,140	226,534
AutoZone, Inc.(a)	1,260	170,491
Bed Bath & Beyond, Inc.(a)	7,410	260,906
Best Buy Co., Inc.	2,950	112,631
GameStop Corp., Class A(a)	6,032	146,517
Gap, Inc.	4,220	90,055
Home Depot, Inc.	14,540	364,809
Limited Brands	18,230	320,848
Lowe’s Cos., Inc.	12,250	239,732
O’Reilly Automotive, Inc.(a)	1,030	38,398
Office Depot, Inc.(a)	138,890	840,284
RadioShack Corp.	1,290	21,788
Staples, Inc.	6,455	140,074
The Sherwin-Williams Co.	3,570	203,633

	Shares	Value
Tiffany & Co.	1,220	$47,934
TJX Cos., Inc.	11,840	442,224
		3,978,648
TEXTILES APPAREL & LUXURY GOODS (0.7%)
Coach, Inc.	13,800	454,986
NIKE, Inc., Class B	5,150	320,227
Polo Ralph Lauren Corp.	460	34,233
VF Corp.	780	55,411
		864,857
THRIFTS & MORTGAGE FINANCE (0.1%)
Hudson City Bancorp, Inc.	4,880	64,123
People’s United Financial, Inc.	2,110	33,824
		97,947
TRADING COMPANIES & DISTRIBUTORS (0.2%)
Fastenal Co.	5,150	177,675
W.W. Grainger, Inc.	280	26,244
		203,919
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
American Tower Corp., Class A(a)	4,140	152,435
MetroPCS Communications, Inc.(a)	1,100	6,853
Sprint Corp.(a)	30,622	90,641
		249,929
TOTAL COMMON STOCKS (COST $138,618,872)		126,718,965
SHORT-TERM INVESTMENT (0.6%)
Fifth Third Institutional Government Money Market Fund, 0.09%(b)	793,072	793,072
TOTAL SHORT-TERM INVESTMENTS (COST $793,072)		793,072
TOTAL INVESTMENTS (COST $ 139,411,943) 100.2%		127,512,037
LIABILITIES IN EXCESS OF OTHER ASSETS (0.2)%		(236,732)
NET ASSETS 100.0%		$127,275,305
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2009.

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (1.1%)
AAR Corp.(a)	3,150	$61,771
Aerovironment, Inc.(a)	1,910	50,921
Alliant Techsystems, Inc.(a)	2,000	155,560
American Science & Engineering, Inc.	940	62,153
Applied Signal Technology, Inc.	600	12,294
BE Aerospace, Inc.(a)	4,080	72,338
Ceradyne, Inc.(a)	4,840	78,021
Cubic Corp.	770	26,727
Curtiss-Wright Corp.	2,770	82,601
Esterline Technologies Corp.(a)	1,250	52,637
GenCorp, Inc.(a)	1,850	13,764
Kaman Corp., Class A	1,080	22,313
Moog, Inc., Class A(a)	1,810	45,196
Orbital Sciences Corp.(a)	4,120	53,065
Teledyne Technologies, Inc.(a)	2,230	76,177
Triumph Group, Inc.	780	36,512
		902,050
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.	2,810	59,965
Hub Group, Inc., Class A(a)	1,450	36,047
		96,012
AIRLINES (0.2%)
AirTran Holdings, Inc.(a)	3,900	16,497
Alaska Air Group, Inc.(a)	2,850	73,302
JetBlue Airways Corp.(a)	8,940	44,342
SkyWest, Inc.	4,970	69,431
		203,572
AUTO COMPONENTS (1.0%)
BorgWarner, Inc.	4,850	147,052
Drew Industries, Inc.(a)	3,710	71,009
Gentex Corp.	5,040	80,691
LKQ Corp.(a)	5,800	100,166
Standard Motor Products, Inc.	38,470	321,609
Superior Industries International, Inc.	5,440	72,243
		792,770
AUTO PARTS & EQUIPMENT (0.1%)
ATC Technology Corp.(a)	900	18,810
Spartan Motors, Inc.	14,290	71,307
		90,117
AUTOMOBILES (0.1%)
Thor Industries, Inc.	3,960	103,831
Winnebago Industries, Inc.(a)	1,130	12,995
		116,826
BEVERAGES (0.4%)
Hansen Natural Corp.(a)	6,020	217,623
PepsiAmericas, Inc.	2,440	71,346
		288,969
BIOTECHNOLOGY (0.9%)
ArQule, Inc.(a)	1,120	3,752

	Shares	Value
Martek Biosciences Corp.(a)	3,650	$65,554
Neogen Corp.(a)	590	18,703
OSI Pharmaceuticals, Inc.(a)	2,600	83,772
Regeneron Pharmaceuticals, Inc.(a)	2,510	39,407
Savient Pharmaceuticals, Inc.(a)	2,060	25,956
United Therapeutics Corp.(a)	5,180	220,357
Vertex Pharmaceuticals, Inc.(a)	7,670	257,405
		714,906
BUILDING PRODUCTS (0.5%)
Apogee Enterprises, Inc.	5,620	74,409
Eagle Materials, Inc.	4,770	118,534
Griffon Corp.(a)	2,770	24,293
Lennox International, Inc.	2,040	68,687
NCI Building Systems, Inc.(a)	1,030	2,019
Quanex Building Products Corp.	2,175	32,342
Simpson Manufacturing Co., Inc.	2,540	59,410
Universal Forest Products, Inc.	760	27,117
		406,811
CAPITAL MARKETS (1.4%)
Apollo Investment Corp.	11,760	105,840
Eaton Vance Corp.	7,680	218,035
Investment Technology Group, Inc.(a)	1,990	42,924
Jefferies Group, Inc.(a)	5,190	135,459
LaBranche & Co., Inc.(a)	1,780	4,913
optionsXpress Holdings, Inc.	7,060	110,348
Piper Jaffray Cos., Inc.(a)	560	25,978
Raymond James Financial, Inc.	4,150	97,982
SEI Investments Co.	8,930	156,007
SWS Group, Inc.	1,335	17,862
TradeStation Group, Inc.(a)	15,780	121,822
Waddell & Reed Financial, Inc., Class A	3,700	103,822
		1,140,992
CHEMICALS (2.5%)
A. Schulman, Inc.	3,500	60,795
Albemarle Corp.	3,790	119,688
American Vanguard Corp.	550	4,565
Arch Chemicals, Inc.	1,100	30,459
Ashland, Inc.	11,900	411,026
Balchem Corp.	1,600	44,144
Cabot Corp.	4,940	108,334
Cytec Industries, Inc.	3,130	103,822
H.B. Fuller Co.	1,950	37,265
Lubrizol Corp.	3,010	200,346
Minerals Technologies, Inc.	690	33,989
NewMarket Corp.	550	51,425
Olin Corp.	3,270	49,933
OM Group, Inc.(a)	1,320	35,666
Penford Corp.	530	3,127
PolyOne Corp.(a)	18,300	102,114
Quaker Chemical Corp.	4,300	88,580
RPM International, Inc.	8,040	141,665
Sensient Technologies Corp.	2,080	52,603
Stepan Co.	270	15,455
Terra Industries, Inc.	4,260	135,340

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
The Scotts Miracle-Gro Co., Class A	1,980	$80,428
The Valspar Corp.	4,320	109,598
Zep, Inc.	655	11,201
		2,031,568
COMMERCIAL BANKS (2.8%)
Associated Bancorp	6,540	83,777
BancorpSouth, Inc.	3,100	69,998
Bank of Hawaii Corp.	2,130	94,572
Bank of the Ozarks, Inc.	1,900	43,225
Boston Private Financial Holdings, Inc.	2,680	15,946
Cascade Bancorp(a)	6,350	6,477
Cathay General Bancorp	2,100	18,543
Central Pacific Financial Corp.	2,080	2,933
City National Corp.	1,830	68,936
Columbia Banking System, Inc.	940	13,818
Commerce Bancshares, Inc.	2,871	110,132
Community Bank System, Inc.	1,480	27,543
Cullen/Frost Bankers, Inc.	2,530	118,379
East West Bancorp, Inc.	5,330	48,130
First Bancorp	3,530	6,672
First Commonwealth Financial Corp.	3,640	19,110
First Financial Bancorp	1,890	23,965
First Financial Bankshares, Inc.	1,010	48,934
First Midwest Bancorp, Inc.	4,080	42,432
FirstMerit Corp.	3,510	66,514
Frontier Financial Corp.(a)	25,700	10,915
Fulton Financial Corp.	6,160	50,882
Glacier Bancorp, Inc.	2,260	29,583
Hancock Holding Co.	1,010	36,633
Hanmi Financial Corp.(a)	6,250	9,563
Home Bancshares, Inc.	550	11,897
Independent Bank Corp. – Massachusetts	770	16,378
Independent Bank Corp. – Michigan	21,935	25,883
International Bancshares Corp.	2,040	30,294
Nara Bancorp, Inc.	5,410	39,818
National Penn Bancshares, Inc.	3,690	20,738
NBT Bancorp, Inc.	1,120	24,416
Old National Bancorp	3,030	31,421
PacWest Bancorp	2,570	43,639
Pinnacle Financial Partners, Inc.(a)	2,870	36,449
PrivateBancorp, Inc.	2,460	22,460
Prosperity Bancshares, Inc.	1,710	61,201
S&T Bancorp, Inc.	860	13,545
Signature Bank(a)	2,720	85,843
Simmons First National Corp., Class A	240	7,022
South Financial Group, Inc.	13,800	11,040
Sterling Bancorp	1,180	7,941
Sterling Bancshares, Inc.	2,230	12,421
Sterling Financial Corp.(a)	17,885	14,308
Susquehanna Bancshares, Inc.	7,370	40,609
SVB Financial Group(a)	2,380	98,175
Synovus Financial Corp.	10,310	22,888
TCF Financial Corp.	5,330	63,054
Tompkins Financial Corp.	290	12,577
Trustmark Corp.	1,600	30,320

	Shares	Value
UCBH Holdings, Inc.	6,390	$6,262
UMB Financial Corp.	1,290	51,303
Umpqua Holdings Corp.	5,560	55,100
United Bankshares, Inc.	1,550	27,667
United Community Banks, Inc.(a)	1,630	6,618
Valley National Bancorp	5,512	73,199
Westamerica Bancorp	1,240	59,272
Whitney Holding Corp.	5,700	45,771
Wilmington Trust Corp.	3,920	47,236
Wilshire Bancorp, Inc.	8,530	60,051
Wintrust Financial Corp.	1,200	33,852
		2,318,280
COMMERCIAL SERVICES & SUPPLIES (4.7%)
ABM Industries, Inc.	1,940	36,433
Administaff, Inc.	960	23,827
Bowne & Co., Inc.	20,894	136,438
Brady Corp.	2,200	59,576
Brink’s Home Security Holdings, Inc.(a)	4,690	145,296
CDI Corp.	5,300	64,554
Clean Harbors, Inc.(a)	2,090	117,980
Coinstar, Inc.(a)	2,390	75,859
Consolidated Graphics, Inc.(a)	1,710	34,303
Copart, Inc.(a)	3,420	110,021
Corrections Corp. of America(a)	5,050	120,897
Darling International, Inc.(a)	10,950	76,103
Deluxe Corp.	5,750	81,822
Forrester Research, Inc.(a)	600	15,198
FTI Consulting, Inc.(a)	2,730	111,411
G & K Services, Inc., Class A	970	21,486
Healthcare Services Group, Inc.	1,475	29,131
Heartland Payment Systems, Inc.	5,600	68,824
Heidrick & Struggles International, Inc.	790	21,614
Herman Miller, Inc.	6,880	106,296
HMS Holdings Corp.(a)	1,310	56,238
HNI Corp.	5,360	141,075
Kelly Services, Inc., Class A	7,910	87,643
Korn/Ferry International, Inc.(a)	4,980	79,481
Landauer, Inc.	380	19,680
Lender Processing Services, Inc.	3,590	142,882
Manpower, Inc.	4,200	199,122
Mine Safety Appliances Co.	1,340	34,157
Mobile Mini, Inc.(a)	1,340	19,430
Navigant Consulting, Inc.(a)	3,780	53,827
On Assignment, Inc.(a)	1,130	6,825
Rewards Network, Inc.	313	3,368
Rollins, Inc.	3,670	66,354
SAIC, Inc.(a)	7,980	141,326
School Specialty, Inc.(a)	800	17,800
Spherion Corp.(a)	49,130	243,193
Standard Register Co.	7,850	37,445
TeleTech Holdings, Inc.(a)	4,740	84,799
Tetra Tech, Inc.(a)	2,560	65,869
The Brink’s Co.	1,670	39,629
The Corporate Executive Board Co.	4,780	114,768
The Geo Group, Inc.(a)	4,250	89,887

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Ticketmaster Entertainment, Inc.(a)	1,580	$15,247
TrueBlue, Inc.(a)	1,550	18,755
United Stationers, Inc.(a)	1,020	48,083
Viad Corp.	3,550	62,125
Volt Information Sciences, Inc.(a)	9,905	80,330
Waste Connections, Inc.(a)	3,335	104,819
Watson Wyatt & Co. Holdings	2,340	101,977
Wright Express Corp.(a)	7,060	197,045
		3,830,248
COMMUNICATIONS EQUIPMENT (1.6%)
ADC Telecommunications, Inc.(a)	4,270	27,712
ADTRAN, Inc.	2,100	48,384
Arris Group, Inc.(a)	4,429	45,442
Avocent Corp.(a)	1,910	47,502
Bel Fuse, Inc.	2,210	40,001
Belden CDT, Inc.	2,090	47,965
Black Box Corp.	860	22,799
Blue Coat Systems, Inc.(a)	1,600	35,648
CommScope, Inc.(a)	8,810	238,046
Comtech Telecommunications Corp.(a)	2,050	65,846
Digi International, Inc.(a)	790	6,281
Dycom Industries, Inc.(a)	1,600	15,808
EMS Technologies, Inc.(a)	700	12,201
F5 Networks, Inc.(a)	5,140	230,735
Harmonic, Inc.(a)	3,270	17,167
NETGEAR, Inc.(a)	5,730	104,458
Network Equipment Technologies, Inc.(a)	920	3,036
PCTEL, Inc.(a)	750	4,395
Plantronics, Inc.	4,710	113,558
Polycom, Inc.(a)	3,400	72,998
Symmetricom, Inc.(a)	4,520	21,651
Tekelec(a)	2,250	33,795
Tollgrade Communications, Inc.(a)	500	2,975
ViaSat, Inc.(a)	2,330	67,919
		1,326,322
COMPUTERS & PERIPHERALS (0.6%)
Adaptec, Inc.(a)	3,850	12,282
Avid Technology, Inc.(a)	1,470	18,566
Diebold, Inc.	2,810	84,974
Hutchinson Technology, Inc.(a)	9,960	57,967
Imation Corp.	4,730	41,719
Integral Systems, Inc.(a)	2,130	17,892
Intermec, Inc.(a)	1,950	24,024
NCR Corp.(a)	6,290	63,843
Novatel Wireless, Inc.(a)	1,100	9,812
Palm, Inc.(a)	5,780	67,106
Stratasys, Inc.(a)	2,800	44,184
Synaptics, Inc.(a)	2,780	62,550
		504,919
CONSTRUCTION & ENGINEERING (0.7%)
AECOM Technology Corp.(a)	3,890	98,184
EMCOR Group, Inc.(a)	2,650	62,593
Granite Construction, Inc.	1,400	39,984
Insituform Technologies, Inc., Class A(a)	1,240	26,288

	Shares	Value
KBR, Inc.	6,630	$135,716
Shaw Group, Inc.(a)	3,580	91,863
URS Corp.(a)	3,560	138,341
		592,969
CONSTRUCTION MATERIALS (0.3%)
Headwaters, Inc.(a)	7,520	30,982
Martin Marietta Materials, Inc.	1,860	154,975
Texas Industries, Inc.	1,140	37,951
		223,908
CONSUMER FINANCE (0.3%)
AmeriCredit Corp.(a)	4,830	85,250
Cash America International, Inc.	1,220	36,917
First Cash Financial Services, Inc.(a)	2,530	43,465
World Acceptance Corp.(a)	2,380	59,714
		225,346
CONTAINERS & PACKAGING (1.2%)
AptarGroup, Inc.	2,880	101,693
Greif, Inc., Class A	1,510	80,815
Myers Industries, Inc.	6,200	54,374
Packaging Corp. of America	7,220	131,982
Rock-Tenn Co., Class A	1,710	74,898
Sonoco Products Co.	4,130	110,477
Temple-Inland, Inc.	28,880	446,196
		1,000,435
DISTRIBUTORS (0.0%)
Audiovox Corp., Class A(a)	1,990	12,855
MWI Veterinary Supply, Inc.(a)	520	18,408
		31,263
DIVERSIFIED CONSUMER SERVICES (1.7%)
American Public Education, Inc.(a)	660	21,054
Capella Education Co.(a)	1,330	91,637
Career Education Corp.(a)	4,710	98,156
Corinthian Colleges, Inc.(a)	3,280	52,021
Hillenbrand, Inc.	4,470	89,311
Interval Leisure Group, Inc.(a)	1,100	12,276
ITT Educational Services, Inc.(a)	1,995	180,248
Matthews International Corp., Class A	1,260	46,280
NutriSystem, Inc.	7,650	164,628
Pre-Paid Legal Services, Inc.	1,660	65,636
Regis Corp.	5,240	85,098
Service Corp. International	8,880	61,006
Sotheby’s	13,760	218,233
Strayer Education, Inc.	797	161,767
Universal Technical Institute, Inc.(a)	2,690	48,393
		1,395,744
DIVERSIFIED FINANCIAL SERVICES (1.0%)
Affiliated Managers Group, Inc.(a)	2,910	184,756
Financial Federal Corp.	1,210	24,708
Greenhill & Co., Inc.	1,980	170,735
National Financial Partners Corp.(a)	38,020	309,863
Portfolio Recovery Associates, Inc.(a)	2,000	92,280
Stifel Financial Corp.(a)	1,510	78,460
		860,802

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Cincinnati Bell, Inc.(a)	7,770	$23,932
General Communication, Inc., Class A(a)	1,510	9,286
Iowa Telecommunications Services, Inc.	2,260	26,600
NeuStar, Inc., Class A(a)	6,280	145,068
		204,886
ELECTRIC UTILITIES (1.1%)
ALLETE, Inc.	1,120	37,912
Central Vermont Public Service Corp.	1,760	34,126
Cleco Corp.	2,370	58,658
DPL, Inc.	5,000	126,700
El Paso Electric Co.(a)	1,540	28,875
Great Plains Energy, Inc.	7,201	124,577
Hawaiian Electric Industries, Inc.	3,590	64,082
IDACORP, Inc.	1,810	50,843
NV Energy, Inc.	11,240	128,810
UIL Holdings Corp.	1,990	51,103
Unisource Energy Corp.	1,460	42,165
Westar Energy, Inc.	6,080	116,432
		864,283
ELECTRICAL EQUIPMENT (1.3%)
A.O. Smith Corp.	1,030	40,819
Acuity Brands, Inc.	1,690	53,505
AMETEK, Inc.	5,400	188,406
AZZ, Inc.(a)	570	19,528
Baldor Electric Co.	3,230	83,495
C&D Technologies, Inc.(a)	9,090	16,635
Encore Wire Corp.	2,650	54,988
Hubbell, Inc., Class B	2,510	106,750
MagneTek, Inc.(a)	1,070	1,338
REGAL-BELOIT Corp.	1,560	73,133
Roper Industries, Inc.	4,440	224,442
Thomas & Betts Corp.(a)	4,390	150,182
Vicor Corp.(a)	570	3,887
Woodward Governor Co.	2,260	53,133
		1,070,241
ELECTRONIC EQUIPMENT & INSTRUMENTS (4.4%)
Agilysys, Inc.	17,830	83,979
Anixter International, Inc.(a)	1,270	53,150
Arrow Electronics, Inc.(a)	6,990	177,127
Avnet, Inc.(a)	7,870	195,019
Badger Meter, Inc.	640	23,853
Benchmark Electronics, Inc.(a)	3,270	54,936
Brightpoint, Inc.(a)	18,530	136,566
Checkpoint Systems, Inc.(a)	1,690	22,933
Cognex Corp.	1,630	26,227
CTS Corp.	4,880	43,725
Daktronics, Inc.	5,320	40,006
DTS, Inc.(a)	630	17,798
Electro Scientific Industries, Inc.(a)	7,830	85,660
ESCO Technologies, Inc.(a)	1,130	44,386
FARO Technologies, Inc.(a)	3,270	50,554
Gerber Scientific, Inc.(a)	14,750	68,145
II-VI, Inc.(a)	2,650	70,146

	Shares	Value
Ingram Micro, Inc.(a)	11,740	$207,211
Insight Enterprises, Inc.(a)	21,720	228,494
Itron, Inc.(a)	1,650	99,066
Keithley Instruments, Inc.	32,020	104,385
Littelfuse, Inc.(a)	950	26,182
LoJack Corp.(a)	3,360	14,179
Mercury Computer Systems, Inc.(a)	870	9,309
Methode Electronics, Inc.	2,640	19,140
Mettler-Toledo International, Inc.(a)	1,670	162,825
MTS Systems Corp.	800	21,200
National Instruments Corp.	2,310	61,677
Newport Corp.(a)	1,130	8,407
Park Electrochemical Corp.	3,300	74,184
Plexus Corp.(a)	4,610	116,633
RadiSys Corp.(a)	900	7,659
Rogers Corp.(a)	610	15,830
Rovi Corp.(a)	3,680	101,384
ScanSource, Inc.(a)	1,360	34,530
SYNNEX Corp.(a)	10,330	265,791
Tech Data Corp.(a)	5,570	214,055
Technitrol, Inc.	37,300	290,567
Trimble Navigation Ltd.(a)	5,900	123,723
TTM Technologies, Inc.(a)	8,240	83,801
Vishay Intertechnology, Inc.(a)	16,210	100,988
		3,585,430
ENERGY EQUIPMENT & SERVICES (3.0%)
Atwood Oceanics, Inc.(a)	2,330	82,692
Basic Energy Services, Inc.(a)	7,940	55,580
Bristow Group, Inc.(a)	1,270	37,020
CARBO Ceramics, Inc.	1,640	95,760
Dril-Quip, Inc.(a)	2,770	134,594
Exterran Holdings, Inc.(a)	2,650	54,139
Gulf Island Fabrication, Inc.	650	12,428
Helix Energy Solutions Group, Inc.(a)	14,040	192,769
Helmerich & Payne, Inc.	6,880	261,578
ION Geophysical Corp.(a)	14,890	57,029
Lufkin Industries, Inc.	1,400	79,870
Matrix Service Co.(a)	1,070	9,491
NATCO Group, Inc., Class A(a)	2,910	126,818
Oceaneering International, Inc.(a)	3,400	173,740
Patterson-UTI Energy, Inc.	12,510	194,906
Pride International, Inc.(a)	7,240	214,014
SEACOR Holdings, Inc.(a)	1,380	112,153
Superior Energy Services, Inc.(a)	5,540	119,719
Superior Well Services, Inc.(a)	6,340	67,267
TETRA Technologies, Inc.(a)	10,480	99,141
Tidewater, Inc.	2,300	95,841
Unit Corp.(a)	4,120	161,010
		2,437,559
FOOD & STAPLES RETAILING (0.5%)
BJ’s Wholesale Club, Inc.(a)	2,350	82,321
Casey’s General Stores, Inc.	2,210	69,681
Great Atlantic & Pacific Tea Co., Inc.(a)	14,150	140,227
Nash Finch Co.	490	14,200
Ruddick Corp.	1,660	44,355

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Spartan Stores, Inc.	2,400	$33,984
United Natural Foods, Inc.(a)	1,910	46,050
		430,818
FOOD PRODUCTS (1.3%)
Cal-Maine Foods, Inc.	490	13,304
Corn Products International, Inc.	3,190	89,894
Diamond Foods, Inc.	2,230	67,234
Flowers Foods, Inc.	3,175	74,168
Green Mountain Coffee Roasters, Inc.(a)	2,900	192,995
Hain Celestial Group, Inc.(a)	1,720	30,169
J & J Snack Foods Corp.	780	30,553
Lancaster Colony Corp.	1,180	57,324
Lance, Inc.	1,220	29,426
Mannatech, Inc.	26,890	91,426
Peet’s Coffee & Tea, Inc.(a)	490	16,660
Ralcorp Holdings, Inc.(a)	2,590	139,083
Sanderson Farms, Inc.	840	30,736
Smithfield Foods, Inc.(a)	11,580	154,477
Tootsie Roll Industries, Inc.	978	24,264
TreeHouse Foods, Inc.(a)	1,300	48,620
		1,090,333
GAS UTILITIES (1.9%)
AGL Resources, Inc.	4,580	160,117
Atmos Energy Corp.	5,370	149,555
Energen Corp.	3,180	139,538
Laclede Group, Inc.	1,230	37,773
National Fuel Gas Co.	3,810	172,745
New Jersey Resources Corp.	2,650	93,280
Northwest Natural Gas Co.	1,930	80,693
ONEOK, Inc.	6,060	219,433
Piedmont Natural Gas Co., Inc.	3,120	72,634
South Jersey Industries, Inc.	1,920	67,757
Southern Union Co.	7,120	139,338
Southwest Gas Corp.	1,850	46,232
UGI Corp.	4,740	113,191
WGL Holdings, Inc.	2,600	85,956
		1,578,242
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Abaxis, Inc.(a)	2,860	65,265
Align Technology, Inc.(a)	1,870	29,396
American Medical Systems Holdings, Inc.(a)	3,670	56,591
Analogic Corp.	570	21,284
Beckman Coulter, Inc.	3,010	193,633
Bio-Rad Laboratories, Inc., Class A(a)	870	77,769
CONMED Corp.(a)	1,180	25,004
Cooper Cos., Inc.	1,970	55,180
Cyberonics, Inc.(a)	990	14,315
Edwards Lifesciences Corp.(a)	2,710	208,507
Gen-Probe, Inc.(a)	3,000	125,160
Greatbatch, Inc.(a)	1,010	19,867
Haemonetics Corp.(a)	1,430	73,645
Hanger Orthopedic Group, Inc.(a)	620	8,581
Hill-Rom Holdings, Inc.	2,640	51,718
Hologic, Inc.(a)	13,280	196,278

	Shares	Value
ICU Medical, Inc.(a)	1,350	$47,250
IDEXX Laboratories, Inc.(a)	3,730	190,678
Immucor, Inc.(a)	4,500	80,460
Integra LifeSciences Holdings(a)	1,840	56,194
Invacare Corp.	1,540	34,542
Kensey Nash Corp.(a)	680	16,259
Kinetic Concepts, Inc.(a)	5,620	186,528
Masimo Corp.(a)	2,130	56,594
Meridian Bioscience, Inc.	3,250	72,117
Merit Medical Systems, Inc.(a)	1,300	22,074
Natus Medical, Inc.(a)	3,310	45,976
Osteotech, Inc.(a)	830	3,586
Palomar Medical Technologies, Inc.(a)	9,600	97,536
ResMed, Inc.(a)	4,320	212,587
STERIS Corp.	2,400	70,224
SurModics, Inc.(a)	1,270	32,525
Symmetry Medical, Inc.(a)	4,670	37,360
Theragenics Corp.(a)	1,190	1,607
Thoratec Corp.(a)	2,490	65,387
Varian, Inc.(a)	1,300	66,560
West Pharmaceutical Services, Inc.	1,470	58,021
Zoll Medical Corp.(a)	900	17,478
		2,693,736
HEALTH CARE PROVIDERS & SERVICES (3.2%)
Air Methods Corp.(a)	2,120	64,745
Almost Family, Inc.(a)	290	8,801
Amedisys, Inc.(a)	1,959	77,949
AMERIGROUP Corp.(a)	2,500	55,125
AMN Healthcare Services, Inc.(a)	2,080	17,306
AmSurg Corp.(a)	2,280	48,040
Bio-Reference Laboratories, Inc.(a)	660	21,338
Catalyst Health Solutions, Inc.(a)	3,970	124,539
Centene Corp.(a)	1,760	31,381
Chemed Corp.	2,470	111,940
CorVel Corp.(a)	350	9,975
Cross Country Healthcare, Inc.(a)	1,010	8,343
CryoLife, Inc.(a)	830	4,980
Genoptix, Inc.(a)	600	20,874
Gentiva Health Services, Inc.(a)	1,190	28,560
Health Net, Inc.(a)	9,730	145,074
HealthSpring, Inc.(a)	2,000	28,660
Healthways, Inc.(a)	6,260	100,661
Henry Schein, Inc.(a)	4,210	222,414
inVentive Health, Inc.(a)	7,620	129,388
IPC The Hospitalist Co.(a)	430	13,029
Kindred Healthcare, Inc.(a)	5,580	82,026
LCA-Vision, Inc.(a)	21,620	97,290
LHC Group, Inc.(a)	1,760	49,122
Lincare Holdings, Inc.(a)	4,510	141,659
Magellan Health Services, Inc.(a)	3,390	108,921
MedCath Corp.(a)	1,340	11,001
MEDNAX, Inc.(a)	3,160	164,067
Molina Healthcare, Inc.(a)	2,270	42,494
Odyssey Healthcare, Inc.(a)	1,220	17,007
Omnicare, Inc.	4,640	100,549

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Owens & Minor, Inc.	2,060	$84,233
PharMerica Corp.(a)	1,440	22,219
PSS World Medical, Inc.(a)	2,240	45,293
Psychiatric Solutions, Inc.(a)	2,490	51,394
RehabCare, Inc.(a)	870	16,312
Res-Care, Inc.(a)	1,080	12,992
VCA Antech, Inc.(a)	6,110	145,540
WellCare Health Plans, Inc.(a)	4,960	129,605
		2,594,846
HEALTH CARE TECHNOLOGY (0.2%)
Computer Programs & Systems, Inc.	450	19,008
Eclipsys Corp.(a)	2,150	40,312
eResearchTechnology, Inc.(a)	5,420	40,108
Omnicell, Inc.(a)	1,350	13,284
Phase Forward, Inc.(a)	1,670	21,894
		134,606
HOTELS, RESTAURANTS & LEISURE (2.4%)
Bob Evans Farms, Inc.	2,630	69,090
Brinker International, Inc.	10,800	136,512
California Pizza Kitchen, Inc.(a)	990	12,860
CEC Entertainment, Inc.(a)	2,230	65,138
Cheesecake Factory(a)	3,110	56,540
CKE Restaurants, Inc.	2,970	25,988
International Speedway Corp., Class A	1,490	38,010
Jack in the Box, Inc.(a)	2,400	45,024
LIFE TIME FITNESS, Inc.(a)	1,760	37,928
Marcus Corp.	990	11,583
O’Charley’s, Inc.(a)	55,710	390,527
P.F. Chang’s China Bistro, Inc.(a)	2,140	62,467
Panera Bread Co., Class A(a)	2,210	132,556
Papa John’s International, Inc.(a)	2,750	61,875
Red Robin Gourmet Burgers, Inc.(a)	850	14,204
Ruby Tuesday, Inc.(a)	73,010	486,247
Ruth’s Hospitality Group, Inc.(a)	51,720	160,849
Sonic Corp.(a)	3,250	30,387
Texas Roadhouse, Inc., Class A(a)	1,760	16,667
The Steak n Shake Co.(a)	2,680	31,222
Wendy’s/Arby’s Group, Inc., Class A	15,270	60,316
		1,945,990
HOUSEHOLD DURABLES (1.6%)
American Greetings Corp., Class A	4,930	100,276
Ethan Allen Interiors, Inc.	5,160	64,294
Interface, Inc.	1,830	14,201
La-Z-Boy, Inc.	22,420	159,182
M.D.C. Holdings, Inc.	1,600	52,192
M/I Homes, Inc.(a)	740	8,266
Meritage Homes Corp.(a)	4,280	78,067
Mohawk Industries, Inc.(a)	2,270	97,224
National Presto Industries, Inc.	610	53,027
NVR, Inc.(a)	378	250,338
Ryland Group, Inc.	1,950	36,173
Skyline Corp.	300	5,247
Standard Pacific Corp.(a)	39,120	117,360
Toll Brothers, Inc.(a)	7,260	125,743

	Shares	Value
Tupperware Corp.	2,670	$120,203
Universal Electronics, Inc.(a)	710	14,626
		1,296,419
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	3,450	32,637
Church & Dwight Co., Inc.	3,800	216,144
Energizer Holdings, Inc.(a)	4,360	265,393
WD-40 Co.	770	24,247
		538,421
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.	2,680	65,312
INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	2,570	79,773
Standex International Corp.	700	12,306
Teleflex, Inc.	1,800	89,550
Tredegar Corp.	870	11,858
		193,487
INSURANCE (3.5%)
American Financial Group, Inc.	3,260	80,196
American Physicians Capital, Inc.	1,520	42,986
Amerisafe, Inc.(a)	2,580	47,833
Arthur J. Gallagher & Co.	3,830	85,447
Brown & Brown, Inc.	6,400	117,568
Delphi Financial Group, Inc., Class A	3,685	79,965
eHealth, Inc.(a)	4,810	68,446
Employers Holdings, Inc.	4,600	68,172
Everest Re Group Ltd.	2,500	218,725
Fidelity National Financial, Inc., Class A	12,320	167,182
First American Financial Corp.	4,780	145,264
HCC Insurance Holdings, Inc.	6,170	162,826
Horace Mann Educators Corp.	7,630	94,841
Infinity Property & Casualty Corp.	630	24,362
Mercury General Corp.	1,560	56,878
Old Republic International Corp.	14,320	152,938
Presidential Life Corp.	4,750	44,318
ProAssurance Corp.(a)	1,630	81,956
Protective Life Corp.	10,200	196,350
Reinsurance Group of America, Inc.	2,980	137,378
RLI Corp.	880	44,000
Safety Insurance Group, Inc.	660	22,090
Selective Insurance Group, Inc.	2,230	34,164
StanCorp Financial Group, Inc.	2,000	73,420
Stewart Information Services Corp.	5,460	48,812
The Hanover Insurance Group, Inc.	2,870	120,712
The Navigators Group, Inc.(a)	700	37,149
Tower Group, Inc.	1,470	36,133
United Fire & Casualty Co.	1,000	17,480
Unitrin, Inc.	6,030	118,188
W.R. Berkley Corp.	6,900	170,568
Zenith National Insurance Corp.	1,655	47,217
		2,843,564
INTERNET & CATALOG RETAIL (0.2%)
Netflix, Inc.(a)	3,320	177,454

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
INTERNET SOFTWARE & SERVICES (2.1%)
Blue Nile, Inc.(a)	600	$36,030
comScore, Inc.(a)	550	8,432
Concur Technologies, Inc.(a)	3,010	107,276
DealerTrack Holdings, Inc.(a)	7,240	119,315
Digital River, Inc.(a)	3,820	87,211
Equinix, Inc.(a)	1,670	142,484
InfoSpace, Inc.(a)	10,750	92,128
J2 Global Communications, Inc.(a)	5,450	111,452
Perficient, Inc.(a)	14,290	116,321
PetMed Express, Inc.	4,960	77,822
Priceline.com, Inc.(a)	2,180	343,982
Stamps.com, Inc.(a)	10,050	100,902
The Knot, Inc.(a)	8,530	91,015
United Online, Inc.	12,470	99,760
ValueClick, Inc.(a)	9,930	97,711
Websense, Inc.(a)	4,860	78,052
		1,709,893
IT SERVICES (2.2%)
3Com Corp.(a)	12,320	63,325
Acxiom Corp.(a)	3,620	41,558
Alliance Data Systems Corp.(a)	2,900	159,442
Broadridge Financial Solutions, Inc.	5,640	117,368
CACI International, Inc., Class A(a)	1,850	88,097
Cerner Corp.(a)	3,640	276,786
Ciber, Inc.(a)	4,560	14,683
CSG Systems International, Inc.(a)	1,280	20,915
CyberSource Corp.(a)	7,616	124,750
DST Systems, Inc.(a)	3,250	135,557
Gartner, Inc.(a)	3,800	70,756
Global Payments, Inc.	4,310	212,181
Hewitt Associates, Inc., Class A(a)	3,480	123,610
ManTech International Corp., Class A(a)	1,040	45,614
MAXIMUS, Inc.	850	39,321
MPS Group, Inc.(a)	3,040	41,101
SRA International, Inc., Class A(a)	2,110	39,584
Stanley, Inc.(a)	1,590	44,918
StarTek, Inc.(a)	14,320	83,056
Sykes Enterprises, Inc.(a)	2,660	63,148
		1,805,770
LEISURE EQUIPMENT & PRODUCTS (1.0%)
Arctic Cat, Inc.	11,150	66,231
Brunswick Corp.	39,830	377,589
Callaway Golf Co.	2,750	18,810
JAKKS Pacific, Inc.(a)	1,300	18,499
MarineMax, Inc.(a)	25,630	174,540
Nautilus Group, Inc.(a)	7,800	13,962
Polaris Industries, Inc.	1,470	61,843
Pool Corp.	5,730	112,193
RC2 Corp.(a)	900	11,754
Sturm, Ruger & Co., Inc.	730	7,753
		863,174

	Shares	Value
LIFE SCIENCES TOOLS AND SERVICES (0.7%)
Affymetrix, Inc.(a)	5,460	$28,556
Cambrex Corp.(a)	3,010	18,060
Charles River Laboratories International, Inc.(a)	3,000	109,560
Covance, Inc.(a)	2,900	149,872
Dionex Corp.(a)	1,520	103,178
Enzo Biochem, Inc.(a)	1,040	5,730
Kendle International, Inc.(a)	630	10,634
PAREXEL International Corp.(a)	2,130	26,668
Pharmaceutical Product Development, Inc.	6,100	131,455
		583,713
MACHINERY (4.9%)
Actuant Corp., Class A	5,640	88,040
AGCO Corp.(a)	3,950	111,034
Albany International Corp., Class A	1,430	23,824
Applied Industrial Technologies, Inc.	1,420	28,727
Astec Industries, Inc.(a)	2,470	56,810
Barnes Group, Inc.	3,720	58,962
Briggs & Stratton Corp.	4,980	93,126
Bucyrus International, Inc.	5,350	237,647
Cascade Corp.	390	9,688
CIRCOR International, Inc.	780	21,255
CLARCOR, Inc.	2,050	60,332
Crane Co.	3,980	110,843
Donaldson Co., Inc.	4,340	154,808
EnPro Industries, Inc.(a)	960	21,677
Federal Signal Corp.	5,400	33,156
Gardner Denver, Inc.(a)	3,600	129,276
Graco, Inc.	4,730	130,264
Harsco Corp.	3,450	108,640
IDEX Corp.	3,390	96,378
Intevac, Inc.(a)	18,300	186,660
John Bean Technologies Corp.	8,525	139,980
Joy Global, Inc.	7,510	378,579
Kaydon Corp.	1,460	51,085
Kennametal, Inc.	3,110	73,272
Lincoln Electric Holdings, Inc.	2,330	110,535
Lindsay Manufacturing Co.	470	15,430
Lydall, Inc.(a)	2,090	10,450
Mueller Industries, Inc.	3,110	73,583
Nordson Corp.	1,410	74,406
Oshkosh Truck Corp.	16,200	506,412
Pentair, Inc.	4,070	118,437
Robbins & Myers, Inc.	1,490	34,568
SPX Corp.	1,980	104,504
Terex Corp.(a)	6,920	139,922
The Timken Co.	6,210	136,806
Toro Co.	2,840	105,137
Trinity Industries, Inc.	7,710	130,145
Valmont Industries, Inc.	770	55,648
Watts Water Technologies, Inc.	1,230	34,748
		4,054,794

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
MARINE (0.2%)
Alexander & Baldwin, Inc.	2,890	$83,319
Kirby Corp.(a)	2,350	79,430
Overseas Shipholding Group, Inc.	860	33,755
		196,504
MEDIA (1.2%)
DreamWorks Animation SKG, Inc., Class A(a)	4,650	148,800
Harte-Hanks, Inc.	7,870	92,394
John Wiley & Sons, Inc., Class A	2,710	95,446
Lamar Advertising Co., Class A(a)	5,410	131,463
Live Nation, Inc.(a)	17,030	113,420
Scholastic Corp.	1,410	35,066
The E.W. Scripps Co., Class A(a)	54,130	344,267
		960,856
METALS & MINING (1.4%)
A.M. Castle & Co.	7,180	80,919
AMCOL International Corp.	910	23,696
Brush Engineered Materials, Inc.(a)	5,010	92,435
Carpenter Technology Corp.	1,930	40,588
Century Aluminum Co.(a)	1,960	16,993
Cliffs Natural Resources, Inc.	8,530	303,412
Commercial Metals Co.	4,920	73,013
Gibraltar Industries, Inc.	1,420	15,364
Olympic Steel, Inc.	350	8,855
Patriot Coal Corp.(a)	2,480	28,024
Reliance Steel & Aluminum Co.	4,930	179,846
RTI International Metals, Inc.(a)	1,090	22,574
Steel Dynamics, Inc.	13,610	182,238
Worthington Industries, Inc.	5,130	56,687
		1,124,644
MULTI-UTILITIES (1.1%)
Alliant Energy Corp.	4,450	118,192
Avista Corp.	2,430	46,073
CH Energy Group, Inc.	1,820	75,366
MDU Resources Group, Inc.	7,370	152,927
NSTAR	5,340	165,273
OGE Energy Corp.	5,180	172,080
PNM Resources, Inc.	7,850	84,152
Vectren Corp.	3,050	68,747
		882,810
MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)	2,260	25,696
Fred’s, Inc.	2,330	27,587
Saks, Inc.(a)	4,950	27,770
The Andersons, Inc.	3,740	116,052
Tuesday Morning Corp.(a)	46,180	149,161
		346,266
OFFICE ELECTRONICS (0.1%)
Zebra Technologies Corp., Class A(a)	2,710	67,750

	Shares	Value
OIL, GAS & CONSUMABLE FUELS (2.8%)
Arch Coal, Inc.	5,890	$127,577
Bill Barrett Corp.(a)	1,590	49,258
Cimarex Energy Co.	3,530	138,235
Comstock Resources, Inc.(a)	2,390	98,205
Encore Acquisition Co.(a)	4,240	157,177
Forest Oil Corp.(a)	4,140	81,144
Frontier Oil Corp.	10,020	138,877
Holly Corp.	1,700	49,317
Hornbeck Offshore Services, Inc.(a)	4,650	113,041
Mariner Energy, Inc.(a)	3,650	46,501
Newfield Exploration Co.(a)	5,620	230,532
Oil States International, Inc.(a)	4,690	161,524
Penn Virginia Corp.	3,650	73,913
Petroleum Development Corp.(a)	3,850	64,295
PetroQuest Energy, Inc.(a)	7,410	45,423
Pioneer Drilling Co.(a)	6,680	44,689
Plains Exploration & Production Co.(a)	5,280	139,920
Quicksilver Resources, Inc.(a)	11,960	145,912
Seahawk Drilling, Inc.(a)	422	11,394
St. Mary Land & Exploration Co.	5,980	203,918
Stone Energy Corp.(a)	1,640	25,141
Swift Energy Co.(a)	4,520	95,734
World Fuel Services Corp.	1,430	72,716
		2,314,443
PAPER & FOREST PRODUCTS (0.5%)
Buckeye Technologies, Inc.(a)	8,190	73,383
Clearwater Paper Corp.(a)	475	21,503
Deltic Timber Corp.	690	29,325
Louisiana-Pacific Corp.(a)	37,980	199,395
Neenah Paper, Inc.	10,220	105,777
Wausau-Mosinee Paper Corp.	2,530	22,188
		451,571
PERSONAL PRODUCTS (0.5%)
Alberto-Culver Co.	3,330	89,311
Blyth, Inc.	1,672	59,239
Chattem, Inc.(a)	1,400	88,718
Helen of Troy Ltd.(a)	1,010	23,068
Kid Brands, Inc.(a)	16,330	81,160
NBTY, Inc.(a)	2,420	88,112
		429,608
PHARMACEUTICALS (0.9%)
Cubist Pharmaceuticals, Inc.(a)	6,110	103,504
Endo Pharmaceuticals Holdings, Inc.(a)	6,210	139,104
Medicis Pharmaceutical Corp., Class A	2,570	54,407
Par Pharmaceutical Cos., Inc.(a)	1,730	36,278
Perrigo Co.	3,350	124,587
Salix Pharmaceuticals Ltd.(a)	3,970	73,008
Valeant Pharmaceuticals International(a)	3,570	104,958
ViroPharma, Inc.(a)	10,360	78,114
		713,960

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
RADIO BROADCASTING (0.0%)
Arbitron, Inc.	1,460	$31,653
REAL ESTATE – OPERATIONS AND DEVELOPMENT (0.1%)
Forestar Group, Inc.(a)	1,450	21,402
Post Properties, Inc.	5,520	91,025
		112,427
REAL ESTATE INVESTMENT TRUST (6.1%)
Acadia Realty Trust	2,897	46,062
Alexandria Real Estate Equities, Inc.	2,330	126,216
AMB Property Corp.	5,590	122,868
BioMed Realty Trust, Inc.	9,990	135,564
BRE Properties, Inc.	3,190	86,864
Camden Property Trust	3,830	138,838
Cedar Shopping Centers, Inc.	14,220	86,315
Colonial Properties Trust	15,480	163,004
Corporate Office Properties Trust	2,300	76,337
Cousins Properties, Inc.	5,034	36,849
DiamondRock Hospitality Co.(a)	19,110	145,427
Duke Realty Corp.	12,010	134,992
Eastgroup Properties, Inc.	1,780	65,522
Entertainment Properties Trust	2,630	89,473
Equity One, Inc.	3,750	55,950
Essex Property Trust, Inc.	930	69,917
Extra Space Storage, Inc.	7,820	74,837
Federal Realty Investment Trust	2,350	138,721
Franklin Street Properties Corp.	4,330	46,677
Healthcare Realty Trust, Inc.	1,980	41,243
Highwood Properties, Inc.	4,350	119,712
Home Properties, Inc.	2,000	78,360
Hospitality Properties Trust	9,380	181,128
Inland Real Estate Corp.	4,470	38,353
Kilroy Realty Corp.	2,740	75,679
Kite Realty Group Trust	17,530	65,036
Lexington Corp. Properties Trust	18,806	78,795
Liberty Property Trust	6,420	188,555
LTC Properties, Inc.	3,170	75,288
Macerich Co.	5,594	166,701
Mack-Cali Realty Corp.	5,530	171,154
Medical Properties Trust, Inc.	4,430	35,440
Mid-America Apartment Communities, Inc.	1,780	78,000
National Retail Properties, Inc.	6,620	128,296
Nationwide Health Properties, Inc.	5,530	178,343
OMEGA Healthcare Investors, Inc.	5,420	82,167
Parkway Properties, Inc.	4,010	70,777
Pennsylvania Real Estate Investment Trust	18,010	132,013
Potlatch Corp.	1,770	49,401
PS Business Parks, Inc.	560	27,423
Rayonier, Inc.	3,350	129,243
Realty Income Corp.	5,710	132,358
Regency Centers Corp.	3,970	133,194
Senior Housing Properties Trust	7,750	149,420
SL Green Realty Corp.	5,730	222,095
Sovran Self Storage, Inc.	2,290	68,929
Tanger Factory Outlet Centers, Inc.	1,420	54,059

	Shares	Value
UDR, Inc.	7,731	$111,172
Urstadt Biddle Properties, Inc., Class A	2,620	38,697
Weingarten Realty Investors	6,140	113,590
		5,055,054
REAL ESTATE MANAGEMENT – SERVICE (0.2%)
Jones Lang LaSalle, Inc.	3,230	151,325
LaSalle Hotel Properties	2,000	34,320
		185,645
RESTAURANTS (0.3%)
Chipotle Mexican Grill, Inc., Class A(a)	2,140	174,389
DineEquity, Inc.(a)	3,900	82,524
		256,913
RETAIL (0.2%)
Cracker Barrel Old Country Store, Inc.	3,400	112,710
HSN, Inc.(a)	4,030	60,208
		172,918
ROAD & RAIL (1.1%)
Arkansas Best Corp.	1,080	27,886
Atmel Corp.(a)	14,710	54,721
Con-way, Inc.	3,880	128,001
Heartland Express, Inc.	4,273	58,113
J.B. Hunt Transport Services, Inc.	5,230	157,214
Kansas City Southern(a)	3,850	93,285
Knight Transportation, Inc.	4,810	77,152
Landstar System, Inc.	3,850	135,674
Old Dominion Freight Line, Inc.(a)	2,175	56,528
Wabtec Corp.	2,110	77,564
Werner Enterprises, Inc.	1,870	35,063
		901,201
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Actel Corp.(a)	1,000	11,920
Advanced Energy Industries, Inc.(a)	1,310	15,995
ATMI, Inc.(a)	4,630	70,144
Brooks Automation, Inc.(a)	2,290	15,755
Cabot Microelectronics Corp.(a)	1,150	36,777
Cohu, Inc.	820	9,332
Cree, Inc.(a)	5,410	227,761
Cymer, Inc.(a)	2,290	78,410
Cypress Semiconductor Corp.(a)	12,940	109,084
Diodes, Inc.(a)	7,950	130,221
DSP Group, Inc.(a)	1,000	5,780
Exar Corp.(a)	1,430	9,867
Fairchild Semiconductor International, Inc.(a)	4,520	33,810
FEI Co.(a)	1,590	37,858
Hittite Microwave Corp.(a)	3,460	127,328
Integrated Device Technology, Inc.(a)	6,170	36,280
International Rectifier Corp.(a)	3,310	60,507
Intersil Corp., Class A	9,160	114,958
Kopin Corp.(a)	2,090	9,280
Kulicke & Soffa Industries, Inc.(a)	31,750	147,637
Lam Research Corp.(a)	8,970	302,468
Micrel, Inc.	8,320	62,150
Microsemi Corp.(a)	3,280	43,657

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
MKS Instruments, Inc.(a)	5,770	$90,243
Pericom Semiconductor Corp.(a)	12,200	114,802
RF Micro Devices, Inc.(a)	30,540	121,549
Rudolph Technologies, Inc.(a)	9,210	58,391
Semtech Corp.(a)	2,080	32,178
Sigma Designs, Inc.(a)	3,650	43,836
Silicon Laboratories, Inc.(a)	3,760	157,544
Skyworks Solutions, Inc.(a)	5,700	59,451
Standard Microsystems Corp.(a)	1,180	22,727
Supertex, Inc.(a)	590	14,308
TriQuint Semiconductor, Inc.(a)	4,290	23,123
Ultratech, Inc.(a)	800	10,336
Varian Semiconductor Equipment Associates, Inc.(a)	5,050	143,369
Veeco Instruments, Inc.(a)	1,130	27,516
		2,616,352
SOFTWARE (2.9%)
ACI Worldwide, Inc.(a)	2,840	45,696
Advent Software, Inc.(a)	690	26,372
ANSYS, Inc.(a)	4,749	192,714
Blackbaud, Inc.	4,990	110,728
Cadence Design Systems, Inc.(a)	9,240	56,456
CommVault Systems, Inc.(a)	8,470	166,859
Ebix, Inc.(a)	1,710	105,336
Epicor Software Corp.(a)	16,420	126,762
EPIQ Systems, Inc.(a)	3,675	46,342
FactSet Research Systems, Inc.	3,050	195,352
Fair Isaac Corp.	2,410	48,995
Informatica Corp.(a)	3,430	72,819
Jack Henry & Associates, Inc.	3,300	76,131
JDA Software Group, Inc.(a)	1,060	21,030
Manhattan Associates, Inc.(a)	1,020	23,409
Mentor Graphics Corp.(a)	3,330	24,309
MICROS Systems, Inc.(a)	4,800	129,216
Parametric Technology Corp.(a)	7,230	107,799
Phoenix Technologies Ltd.(a)	800	1,872
Progress Software Corp.(a)	1,700	39,270
Quality Systems, Inc.	2,580	157,432
Quest Software, Inc.(a)	2,810	47,124
Radiant Systems, Inc.(a)	840	8,266
Smith Micro Software, Inc.(a)	10,900	98,972
Solera Holdings, Inc.	1,740	56,063
Sonic Solutions(a)	5,550	26,973
Sybase, Inc.(a)	3,660	144,790
Synopsys, Inc.(a)	7,950	174,900
Taleo Corp., Class A(a)	1,740	37,828
Tyler Technologies, Inc.(a)	2,910	55,348
		2,425,163
SPECIALTY RETAIL (8.0%)
Aaron’s, Inc.	2,300	57,615
Advance Auto Parts, Inc.	5,030	187,418
Aeropostale, Inc.(a)	6,960	261,209
American Eagle Outfitters, Inc.	8,930	156,186
AnnTaylor Stores Corp.(a)	11,150	144,615
Big 5 Sporting Goods Corp.	17,030	251,192

	Shares	Value
Cabela’s, Inc.(a)	2,670	$33,562
CarMax, Inc.(a)	8,850	174,079
Cato Corp.	1,490	29,368
Chico’s FAS, Inc.(a)	19,660	234,937
Children’s Place Retail Stores, Inc.(a)	2,470	77,682
Christopher & Banks Corp.	17,850	108,706
Coldwater Creek, Inc.(a)	1,950	11,213
Collective Brands, Inc.(a)	2,920	54,166
Dick’s Sporting Goods, Inc.(a)	5,800	131,602
Dollar Tree, Inc.(a)	4,560	205,793
Finish Line, Inc., Class A	3,007	30,491
Foot Locker, Inc.	17,630	184,762
Genesco, Inc.(a)	870	22,681
Group 1 Automotive, Inc.	10,330	262,589
Guess?, Inc.	5,650	206,507
Gymboree Corp.(a)	1,980	84,289
Haverty Furniture Cos., Inc.(a)	1,810	21,919
Hibbett Sports, Inc.(a)	3,760	70,462
Hot Topic, Inc.(a)	1,500	11,550
Jo-Ann Stores, Inc.(a)	1,270	33,807
Jos. A. Bank Clothiers, Inc.(a)	2,072	84,911
Lithia Motors, Inc., Class A(a)	37,830	315,502
Men’s Wearhouse, Inc.	4,190	97,082
Midas Group, Inc.(a)	600	4,836
Movado Group, Inc.	1,050	11,004
OfficeMax, Inc.(a)	22,250	254,317
PETsMart, Inc.	5,200	122,356
Rent-A-Center, Inc.(a)	2,940	53,978
Ross Stores, Inc.	6,680	293,987
Sonic Automotive, Inc., Class A	36,290	324,433
Stage Stores, Inc.	9,972	117,670
Stein Mart, Inc.(a)	71,490	679,155
The Dress Barn, Inc.(a)	5,660	102,163
The Pep Boys – Manny, Moe & Jack	22,710	199,167
Tractor Supply Co.(a)	2,220	99,234
Tween Brands, Inc.(a)	10,870	92,178
Urban Outfitters, Inc.(a)	7,940	249,157
Williams-Sonoma, Inc.	13,420	252,028
Zale Corp.(a)	15,340	72,558
Zumiez, Inc.(a)	7,570	101,968
		6,576,084
TEXTILES APPAREL & LUXURY GOODS (3.6%)
Brown Shoe Co., Inc.	12,825	132,995
Carter’s, Inc.(a)	3,150	74,340
Crocs, Inc.(a)	66,600	404,928
Deckers Outdoor Corp.(a)	990	88,773
Fossil, Inc.(a)	3,680	98,366
Hanesbrands, Inc.(a)	4,080	88,210
Iconix Brand Group, Inc.(a)	2,530	29,500
J Crew Group, Inc.(a)	9,450	385,371
K-Swiss, Inc., Class A	5,340	43,574
Liz Claiborne, Inc.	44,400	254,856
Maidenform Brands, Inc.(a)	3,790	53,363
Oxford Industries, Inc.	14,170	274,190
Perry Ellis International, Inc.(a)	9,820	134,240

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SMALL MID-CAP ENHANCED INDEX FUND

	Shares	Value
Phillips-Van Heusen Corp.	2,210	$88,732
Quiksilver, Inc.(a)	43,560	86,684
Skechers U.S.A., Inc., Class A(a)	1,390	30,330
The Buckle, Inc.	1,015	30,460
The Timberland Co., Class A(a)	4,920	79,606
The Warnaco Group, Inc.(a)	3,610	146,313
True Religion Apparel, Inc.(a)	8,110	208,995
Under Armour, Inc., Class A(a)	3,920	105,252
UniFirst Corp.	640	26,944
Volcom, Inc.(a)	5,140	85,375
Wolverine World Wide, Inc.	1,990	50,904
		3,002,301
THRIFTS & MORTGAGE FINANCE (0.7%)
Astoria Financial Corp.	4,600	45,908
Bank Mutual Corp.	2,860	20,077
Brookline Bancorp, Inc.	4,410	43,174
Dime Community Bancshares, Inc.	1,490	16,375
First Niagara Financial Group, Inc.	5,060	64,970
New York Community Bancorp, Inc.	16,440	177,552
NewAlliance Bancshares, Inc.	2,940	32,575
TrustCo Bank Corp. NY	3,990	23,741
Washington Federal, Inc.	5,200	89,180
Webster Financial Corp.	7,960	90,028
		603,580
TRADING COMPANIES & DISTRIBUTORS (0.3%)
GATX Corp.	2,100	57,078
Lawson Products, Inc.	340	5,287
MSC Industrial Direct Co., Inc., Class A	3,030	130,441
United Rentals, Inc.(a)	3,300	31,317
Watsco, Inc.	1,230	63,001
		287,124

	Shares	Value
WATER UTILITIES (0.2%)
American States Water Co.	1,160	$38,454
Aqua America, Inc.	4,810	74,315
Calgon Carbon Corp.(a)	2,130	33,739
		146,508
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Cbeyond, Inc.(a)	4,470	59,674
Neutral Tandem, Inc.(a)	890	18,770
Syniverse Holdings, Inc.(a)	1,830	31,348
Telephone & Data Systems, Inc.	4,330	128,255
		238,047
TOTAL COMMON STOCKS (COST $88,008,882)		81,957,182
SHORT-TERM INVESTMENTS (0.1%)
AIM Short Term Prime Money Market, 0.13%(b)	21,103	21,103
Fifth Third Institutional Government Money Market Fund, 0.09%(b)	85,124	85,124
TOTAL SHORT-TERM INVESTMENTS (COST $106,227)		106,227
TOTAL INVESTMENTS (COST $ 88,115,109) 99.6%		82,063,409
OTHER ASSETS IN EXCESS OF LIABILITIES 0.4%		305,564
NET ASSETS 100.0%		$82,368,973
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2009.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (0.1%)
Empresa Brasileira de Aeronautica SA, ADR(a)	2,050	$41,512
AIRLINES (0.2%)
Lan Airlines SA, Sponsored ADR	3,680	49,349
Ryanair Holdings PLC, Sponsored ADR(a)	3,540	96,536
		145,885
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A	1,350	53,500
AUTOMOBILES (3.5%)
DaimlerChrysler AG, Sponsored ADR	13,080	630,848
Honda Motor Co., Ltd., Sponsored ADR	20,400	631,788
Toyota Motor Corp., Sponsored ADR	17,590	1,387,675
		2,650,311
CAPITAL MARKETS (3.0%)
Credit Suisse Group, Sponsored ADR	13,210	704,093
Deutsche Bank AG, Registered Shares	7,940	568,742
Nomura Holdings, Inc., Sponsored ADR	33,920	238,118
UBS AG, Sponsored ADR(a)	45,193	749,752
		2,260,705
CHEMICALS (1.1%)
Agrium, Inc.	2,140	100,473
Potash Corp. of Saskatchewan, Inc.	3,740	346,997
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	1,570	57,698
Syngenta AG, Sponsored ADR	7,350	347,875
		853,043
COMMERCIAL BANKS (18.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	47,920	852,976
Banco Bradesco SA, Sponsored ADR	40,090	789,773
Banco de Chile, Sponsored ADR	1,548	71,982
Banco Santander Central Hispano SA, Sponsored ADR	104,430	1,677,146
Banco Santander Chile SA, Sponsored ADR	1,020	53,693
Bank of Montreal	7,580	351,485
Bank of Nova Scotia	13,530	565,283
Barclays PLC, Sponsored ADR(a)	33,660	703,494
Canadian Imperial Bank of Commerce	5,580	318,785
Credicorp Ltd.	1,140	78,694
HDFC Bank Ltd., Sponsored ADR	1,470	162,597
HSBC Holdings PLC, Sponsored ADR	43,890	2,431,067
ICICI Bank Ltd., Sponsored ADR	5,380	169,201
Itau Unibanco Banco Multiplo SA, Sponsored ADR	53,357	1,021,253
Lloyds TSB Group PLC, Sponsored ADR	47,045	262,041
Mitsubishi UFJ Financial Group, Inc., ADR	132,510	703,628
Mizuho Financial Group, Inc., ADR	69,190	273,301
National Bank of Greece SA, ADR	25,036	182,012
Royal Bank of Canada	18,250	919,800
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	10,308	140,704

	Shares	Value
Shinhan Financial Group Co., Ltd., Sponsored ADR	5,910	$447,091
The Toronto – Dominion Bank	11,420	653,681
Westpac Banking Corp., Sponsored ADR	7,770	910,799
		13,740,486
COMMUNICATIONS EQUIPMENT (1.9%)
Alcatel-Lucent, Sponsored ADR(a)	27,190	100,331
Nokia Oyj, Sponsored ADR	48,080	606,289
Research In Motion Ltd.(a)	6,200	364,126
Telefonektiebolaget LM Ericsson, Sponsored ADR	38,250	397,800
		1,468,546
CONSTRUCTION MATERIALS (0.6%)
Cemex SA de CV, Sponsored ADR(a)	22,289	231,360
CRH PLC, Sponsored ADR	9,640	238,397
		469,757
CONSUMER FINANCE (0.1%)
Orix Corp., Sponsored ADR	2,580	83,334
DIVERSIFIED CONSUMER SERVICES (0.4%)
Reed Elsevier NV, Sponsored ADR	5,463	126,578
Reed Elsevier PLC, Sponsored ADR	5,187	156,440
		283,018
DIVERSIFIED FINANCIAL SERVICES (1.0%)
ING Groep NV, Sponsored ADR(a)	25,410	327,789
KB Financial Group, Inc., Sponsored ADR(a)	9,920	470,605
		798,394
DIVERSIFIED TELECOMMUNICATION SERVICES (5.9%)
BCE, Inc.	12,235	293,395
BT Group PLC, Sponsored ADR	10,190	217,557
China Unicom Ltd., Sponsored ADR	17,945	227,004
France Telecom SA, Sponsored ADR	27,060	682,453
Hellenic Telecommunications Organization SA, Sponsored ADR	7,710	65,381
Nippon Telegraph & Telephone Corp., Sponsored ADR	23,440	481,458
Portugal Telecom SGPS SA, Sponsored ADR	13,970	158,420
PT Telekomunikasi Indonesia, Sponsored ADR	3,940	133,605
Tele Norte Leste Participacoes SA, Sponsored ADR	5,740	109,404
Telecom Corp. of New Zealand Ltd., Sponsored ADR	6,018	53,921
Telecom Italia S.p.A., Sponsored ADR	14,570	231,080
Telefonica SA, Sponsored ADR	18,460	1,549,348
Telefonos de Mexico SA de CV, Sponsored ADR	8,340	138,527
Telus Corp.	5,310	156,911
		4,498,464
ELECTRIC UTILITIES (0.8%)
Centrais Electricas Brasileiras SA, Sponsored ADR	5,060	72,560
Companhia Energetica de Minas Gervais, Sponsored ADR	11,161	176,232
Enersis SA, Sponsored ADR	9,580	169,374

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Korea Electric Power Corp., Sponsored ADR(a)	15,630	$216,945
		635,111
ELECTRICAL EQUIPMENT (0.7%)
ABB Ltd., Sponsored ADR	29,330	543,485
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.4%)
AU Optronics Corp., Sponsored ADR	21,891	193,297
Hitachi Ltd., Sponsored ADR(a)	4,520	145,228
Kyocera Corp., Sponsored ADR	3,410	284,633
LG Display Co., Ltd., Sponsored ADR	5,810	69,139
Panasonic Corp., Sponsored ADR	26,090	372,304
		1,064,601
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	2,890	102,942
FOOD & STAPLES RETAILING (0.3%)
Delhaize Group, Sponsored ADR	3,300	223,740
FOOD PRODUCTS (2.3%)
BRF-Brasil Foods SA, ADR(a)	2,770	133,985
Cadbury Schweppes PLC, Sponsored ADR	5,090	257,757
Unilever NV, NY Shares	24,800	766,072
Unilever PLC, Sponsored ADR	19,654	586,279
		1,744,093
HEALTH CARE EQUIPMENT & SUPPLIES (0.3%)
Smith & Nephew PLC, Sponsored ADR	4,760	210,535
HEALTH CARE PROVIDERS & SERVICES (0.3%)
Fresenius Medical Care AG & Co., Sponsored ADR	5,420	262,111
HOUSEHOLD DURABLES (0.5%)
Koninklijke Royal Philips Electronics NV, NY Shares	14,090	353,518
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
Companhia Paranaense de Energia-Copel, Sponsored ADR	1,900	33,440
Empresa Nacional de Electricidad SA, Sponsored ADR	5,040	231,286
		264,726
INDUSTRIAL CONGLOMERATES (1.3%)
Siemens AG, Sponsored ADR	10,890	980,318
Tomkins PLC, Sponsored ADR	2,970	32,313
		1,012,631
INSURANCE (3.2%)
Aegon NV, NY Registered Shares(a)	15,000	105,750
Axa, Sponsored ADR	22,830	566,184
China Life Insurance Co., Ltd., Sponsored ADR	12,600	864,486
Manulife Financial Corp.	20,490	380,909
Prudential PLC, Sponsored ADR	15,400	278,586
Sun Life Financial, Inc.	7,400	202,464
		2,398,379
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR	2,690	103,323

	Shares	Value
MEDIA (1.2%)
Grupo Televisa SA, Sponsored ADR	11,540	$223,414
Pearson PLC, Sponsored ADR	12,150	165,362
Shaw Communications, Inc., Class B	6,500	115,375
Thomson Reuters Corp.	6,488	205,345
WPP PLC, Sponsored ADR	4,310	193,002
		902,498
METALS & MINING (11.1%)
Agnico-Eagle Mines Ltd.	2,170	116,160
AngloGold Ashanti Ltd., Sponsored ADR	4,990	187,325
ArcelorMittal, NY Registered	10,650	362,313
Barrick Gold Corp.	13,400	481,462
BHP Billiton Ltd., Sponsored ADR	21,140	1,386,361
BHP Billiton PLC, Sponsored ADR	13,830	749,586
Cameco Corp.	5,020	136,594
Companhia Siderurgica Nacional SA, Sponsored ADR	10,450	346,522
Compania de Minas Buenaventura SA, Sponsored ADR	4,480	150,394
Gerdau SA, Sponsored ADR	17,390	262,589
Gold Fields Ltd., Sponsored ADR	9,820	125,205
Goldcorp, Inc.	9,507	349,572
IAMGOLD Corp.	1,780	23,407
Kinross Gold Corp.	8,960	166,477
Lihir Gold Ltd., Sponsored ADR(a)	3,070	83,688
POSCO, Sponsored ADR	7,470	762,836
Rio Tinto PLC, Sponsored ADR	4,223	751,821
Southern Copper Corp.	1,500	47,250
Sterlite Industires (India) Ltd., Sponsored ADR	3,210	50,622
Teck Resources Ltd.(a)	5,623	162,617
Vale SA, Sponsored ADR	52,930	1,222,683
Vale SA, Sponsored Preferred ADR	17,170	437,663
Yamana Gold, Inc.	8,910	94,892
		8,458,039
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR	8,740	433,941
Transalta Corp.	4,490	83,604
Veoilia Environnement, Sponsored ADR	7,070	230,623
		748,168
OFFICE ELECTRONICS (0.8%)
Canon, Inc., Sponsored ADR	15,720	592,015
OIL, GAS & CONSUMABLE FUELS (19.5%)
BP PLC, Sponsored ADR	39,940	2,261,403
Canadian Natural Resources Ltd.	6,640	429,409
China Petroleum & Chemical Corp., Sponsored ADR	2,550	215,118
CNOOC Ltd., Sponsored ADR	4,020	598,739
Ecopetrol SA, Sponsored ADR	2,630	67,801
Enbridge, Inc.	7,000	271,880
EnCana Corp.	9,450	523,436
Enerplus Resources Fund	2,340	50,825
ENI S.p.A., Sponsored ADR	18,720	928,138
Imperial Oil Ltd.	3,660	137,799

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Nexen, Inc.	6,270	$134,617
Penn West Energy Trust	5,440	89,488
PetroChina Co., Ltd., Sponsored ADR	5,520	662,621
Petroleo Brasileiro SA, Sponsored ADR	40,810	1,637,297
Petroleo Brasileiro SA, Sponsored ADR	13,370	617,961
Repsol YPF SA, Sponsored ADR	11,810	314,146
Royal Dutch Shell PLC, Class B, Sponsored ADR	18,250	1,061,420
Royal Dutch Shell PLC, Sponsored ADR	21,870	1,299,297
Sasol Ltd., Sponsored ADR	6,100	228,079
Statoil ASA, Sponsored ADR	15,187	359,324
Suncor Energy, Inc.	18,508	611,134
Talisman Energy, Inc.	12,160	206,355
Total SA, Sponsored ADR	30,130	1,809,909
TransCanada Corp.	11,330	346,018
		14,862,214
PAPER & FOREST PRODUCTS (0.0%)
Aracruz Celulose SA, Sponsored ADR(a)	590	10,986
PHARMACEUTICALS (6.7%)
AstraZeneca PLC, Sponsored ADR	21,680	973,649
Biovail Corp.	3,670	49,398
Elan Corp. PLC, Sponsored ADR(a)	6,670	36,352
GlaxoSmithKline PLC, Sponsored ADR	36,980	1,522,097
Novartis AG, Sponsored ADR	37,350	1,940,332
NovoNordisk A/S, Sponsored ADR	9,200	571,780
		5,093,608
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A	6,362	132,966
ROAD & RAIL (0.6%)
Canadian National Railway Co.	6,690	322,726
Canadian Pacific Railway Ltd.	2,340	100,877
		423,603
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.4%)
ADVANTEST Corp., Sponsored ADR	2,695	59,587
ARM Holdings PLC, Sponsored ADR	6,020	43,765
ASML Holding NV, NY Registered Shares	6,735	181,441
Siliconware Precision Industries Co., Ltd., Sponsored ADR	8,330	56,061
STMicroelectronics NV, NY Shares	8,780	69,889
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	126,578	1,207,554
United Microelectronics Corp., Sponsored ADR(a)	63,369	208,484
		1,826,781

	Shares	Value
SOFTWARE (1.3%)
Infosys Technologies Ltd., Sponsored ADR	8,390	$385,940
SAP AG, Sponsored ADR	12,540	567,686
		953,626
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)	1,670	29,609
Luxottica Group S.p.A., Sponsored ADR	2,520	61,488
		91,097
TRADING COMPANY & DISTRIBUTORS (0.4%)
Mitsui & Co., Ltd., Sponsored ADR(a)	1,212	316,708
WIRELESS TELECOMMUNICATION SERVICES (6.5%)
America Movil SA, ADR, Series L	21,450	946,588
China Mobile Ltd., Sponsored ADR	25,130	1,174,325
China Telecom Corp. Ltd., Sponsored ADR	2,740	120,505
Chunghwa Telecom Co., Ltd., Sponsored ADR	16,314	283,537
Mobile TeleSystems, Sponsored ADR	2,430	110,079
NTT DoCoMo, Inc., Sponsored ADR	21,720	312,985
Rogers Communications, Inc., Class B	7,470	218,722
SK Telecom Co., Ltd., Sponsored ADR	10,460	174,787
Turkcell Iletisim Hizmetleri AS, Sponsored ADR	2,240	36,803
Vimpel-Communications, Sponsored ADR(a)	2,320	41,598
Vodafone Group PLC, Sponsored ADR	69,373	1,539,387
		4,959,316
TOTAL COMMON STOCKS (COST $91,681,412)		75,637,775
SHORT-TERM INVESTMENTS (0.7%)
Fifth Third Institutional Government Money Market Fund, 0.09% (b)	534,660	534,660
TOTAL SHORT-TERM INVESTMENTS (COST $534,660)		534,660
TOTAL INVESTMENTS (COST $92,216,072) 100.0%		76,172,435
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(11,789)
NET ASSETS 100.0%		$76,160,646
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of October 31, 2009.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
CORPORATE BONDS (30.0%)
AEROSPACE & DEFENSE (0.8%)
United Technologies Corp., 6.35%, 3/1/11	$1,000,000	$1,067,613
ASSET BACKED MORTGAGES (0.5%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35	1,000,000	535,765
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36	500,000	196,645
		732,410
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12	715,000	773,144
CAPITAL MARKETS (1.1%)
Bear Stearns Co., Inc., 4.50%, 10/28/10	500,000	517,773
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,004,833
		1,522,606
CHEMICALS (0.7%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,006,131
COMMERCIAL BANKS (3.0%)
Bank of America Corp., 4.88%, 9/15/12	500,000	526,843
Bank of America Corp., 7.23%, 8/15/12	500,000	544,594
Bank of New York Mellon, 4.30%, 5/15/14	1,000,000	1,053,908
Bank One Corp., 5.25%, 1/30/13	500,000	530,625
National City Corp., 4.90%, 1/15/15	1,000,000	1,029,850
Wells Fargo & Co., 4.95%, 10/16/13	500,000	513,293
		4,199,113
COMPUTERS & PERIPHERALS (1.4%)
Dell, Inc., 4.70%, 4/15/13	900,000	957,668
Hewlett-Packard Co., 4.50%, 3/1/13	1,000,000	1,070,426
		2,028,094
CONSUMER STAPLES (3.6%)
Archer-Daniels-Midland Co., 7.13%, 3/1/13	500,000	566,008
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,086,649
Coca-Cola Co., 5.35%, 11/15/17	1,350,000	1,467,345
PepsiCo, Inc., 4.65%, 2/15/13	935,000	1,004,333
PepsiCo, Inc., 5.00%, 6/1/18	500,000	532,566
Safeway, Inc., 4.95%, 8/16/10	500,000	515,535
		5,172,436
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Citigroup, Inc., 4.88%, 5/7/15	500,000	487,261
JPMorgan Chase & Co., 5.13%, 9/15/14	1,000,000	1,058,347
		1,545,608
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
Eaton Corp., 4.90%, 5/15/13	500,000	532,901
Philips Electronics NV, 5.75%, 3/11/18	1,000,000	1,075,929
		1,608,830

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
FINANCIAL SERVICES (3.1%)
BlackRock, Inc., 6.25%, 9/15/17	$733,000	$801,526
Boeing Capital Corp., 5.80%, 1/15/13	500,000	549,426
Boeing Capital Corp., 6.50%, 2/15/12	500,000	551,138
CME Group, Inc., 5.40%, 8/1/13	1,000,000	1,083,058
HSBC Finance Corp., 5.25%, 1/14/11	1,000,000	1,036,434
SLM Corp., Series A, 5.00%, 6/15/18, Callable 11/23/2009 @ 100	500,000	348,912
		4,370,494
FORESTRY (0.1%)
Louisiana Pacific Corp., 8.88%, 8/15/10	125,000	126,875
INSURANCE (3.2%)
Allstate Corp., 5.00%, 8/15/14	500,000	528,320
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	979,140
Principal Life, Income Funding Trusts, 5.30%, 4/24/13	1,500,000	1,543,741
Prudential Financial, Inc., Series C, 4.75%, 6/13/15	1,000,000	1,004,068
Torchmark Corp., 9.25%, 6/15/19	425,000	484,776
		4,540,045
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (1.8%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35	1,000,000	587,310
Wells Fargo Mortgage Backed Securities, 4.44%, 10/25/33(a)	990,074	957,073
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37	1,719,000	1,018,428
		2,562,811
MORTGAGE BACKED SECURITIES – RELIGIOUS ORGANIZATIONS (1.8%)(b)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 12/15/2009 @ 100	83,000	84,027
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 12/15/2009 @ 100	57,000	57,700
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 12/15/2009 @ 100	89,000	89,924
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 12/15/2009 @ 100	73,000	73,216
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 12/15/2009 @ 100	106,000	106,384
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 12/15/2009 @ 100	63,000	63,565
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 12/15/2009 @ 100	90,000	90,439
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 12/15/2009 @ 100	63,000	63,345
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 1/21/2010 @ 100	152,000	144,880
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 1/21/2010 @ 100	101,000	96,329
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 1/21/2010 @ 100	203,000	193,843
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 1/21/2010 @ 100	212,000	202,554
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 1/21/2010 @ 100	46,000	43,975
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 1/21/2010 @ 100	86,000	81,277
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 1/12/2010 @ 100	29,000	28,850
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 1/12/2010 @ 100	71,000	70,384
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 1/12/2010 @ 100	74,000	73,616
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 1/12/2010 @ 100	87,000	87,427
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 1/12/2010 @ 100	90,000	90,491
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 1/12/2010 @ 100	23,000	23,020
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 1/12/2010 @ 100	121,000	120,370
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 12/21/2009 @ 100	44,000	40,017
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 12/21/2009 @ 100	111,000	99,979
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 12/21/2009 @ 100	147,000	132,438

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 12/21/2009 @ 100	$152,000	$136,095
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 12/21/2009 @ 100	158,000	141,468
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 12/21/2009 @ 100	165,000	147,735
		2,583,348
OIL & GAS – INTEGRATED (1.9%)
ConocoPhillips, 4.60%, 1/15/15	500,000	536,362
Marathon Oil Corp., 6.13%, 3/15/12	1,500,000	1,621,710
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	569,288
		2,727,360
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12	500,000	551,294
RETAIL (0.4%)
AutoZone, Inc., 4.75%, 11/15/10	500,000	508,071
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	553,337
UTILITIES-ELECTRIC & GAS (1.2%)
Duke Energy Corp., 6.25%, 1/15/12	500,000	543,634
Duke Energy Corp., 6.30%, 2/1/14	1,000,000	1,105,720
		1,649,354
UTILITIES-TELECOMMUNICATIONS (1.9%)
AT&T, Inc., 5.88%, 8/15/12	2,000,000	2,196,548
Verizon New England, Inc., 4.75%, 10/1/13	500,000	523,766
		2,720,314
TOTAL CORPORATE BONDS (COST $43,258,618)		42,549,288
U.S. GOVERNMENT AGENCIES (15.0%)
Federal Farm Credit Bank (3.1%)
2.63%, 4/17/14	2,000,000	2,009,770
4.70%, 1/17/18, Callable 1/17/2013 @ 100	2,000,000	2,054,530
5.05%, 8/1/18	300,000	323,942
		4,388,242
Federal Home Loan Bank (2.4%)
1.50%, 10/23/12, Callable 1/23/2010 @ 100(a)	1,250,000	1,253,133
4.75%, 6/8/18	2,000,000	2,152,016
		3,405,149
Federal Home Loan Mortgage Corp. (3.6%)
1.95%, 11/13/12, Callable 5/13/2010 @ 100	2,000,000	2,000,560
2.75%, 4/29/14, Callable 4/29/2011 @ 100	2,000,000	2,003,348
5.50%, 3/1/23	1,040,142	1,109,345
		5,113,253
Federal National Mortgage Assoc. (5.9%)
3.00%, 7/28/14, Callable 7/28/2011 @ 100	1,495,000	1,514,510
4.00%, 1/28/13	2,400,000	2,557,253
4.25%, 2/25/13	1,000,000	1,073,141
5.24%, 8/7/18, Callable 8/7/2013 @ 100	2,020,000	2,142,604

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
5.50%, 5/3/17, Callable 5/3/2010 @ 100	$1,000,000	$1,021,574
		8,309,082
TOTAL U.S. GOVERNMENT AGENCIES (COST $20,937,657)		21,215,726
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (44.2%)
Federal Home Loan Mortgage Corp. (15.0%)
3.47%, 1/1/35(a)	570,007	583,060
4.58%, 3/1/35(a)	1,442,929	1,492,360
5.00%, 7/15/19	1,140,444	1,198,340
5.00%, 5/15/25	182,107	186,138
5.00%, 8/15/35	1,034,996	1,033,117
5.00%, 11/1/37	1,912,199	1,970,122
5.13%, 3/1/35(a)	3,338,723	3,508,277
5.50%, 4/1/30	1,149,295	1,211,267
5.50%, 3/1/38	2,704,384	2,850,481
5.63%, 5/1/36(a)	1,600,450	1,692,221
5.75%, 8/15/31	305,151	307,477
6.00%, 9/1/34	1,025,458	1,097,295
6.00%, 8/1/36	224,171	239,856
6.00%, 6/1/37	79,334	84,495
6.00%, 12/1/37	849,108	904,346
6.00%, 3/1/38	967,014	1,028,810
6.01%, 10/1/37(a)	1,764,099	1,867,283
		21,254,945
Federal National Mortgage Assoc. (20.6%)
0.66%, 11/25/36(a)	2,120,048	2,086,584
2.69%, 7/1/35(a)	2,789,310	2,848,216
3.23%, 7/1/34(a)	124,497	127,489
4.73%, 3/1/35(a)	248,604	258,661
5.00%, 10/1/24	604,134	634,048
5.00%, 1/1/30	1,472,428	1,528,532
5.00%, 1/1/35	1,653,998	1,717,020
5.50%, 12/1/34	1,135,879	1,197,128
5.50%, 2/1/35	51,336	54,265
5.50%, 5/1/36	1,894,350	1,996,497
5.50%, 8/1/36	468,819	494,098
5.50%, 9/1/36	385,315	403,323
5.50%, 4/25/37	749,731	730,088
5.50%, 9/1/37	2,414,385	2,544,574
5.59%, 12/1/36	2,395,824	2,526,510
5.68%, 5/1/36(a)	1,557,066	1,640,032
6.00%, 6/1/36	3,318,199	3,517,470
6.00%, 9/1/36	1,511,378	1,607,338
6.00%, 5/1/37	690,944	734,813
6.03%, 8/1/36(a)	1,239,617	1,306,429
6.50%, 2/1/36	1,190,147	1,281,473
		29,234,588

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

SELECT BOND FUND

	Shares or Principal Amount	Value
Government National Mortgage Assoc. (8.6%)
4.50%, 5/20/39	$3,599,998	$3,630,629
5.00%, 4/15/38	930,198	968,589
5.50%, 4/15/38	1,654,205	1,748,519
5.50%, 1/20/39	2,262,886	2,360,233
6.00%, 1/15/26	1,751	1,878
6.00%, 12/15/28	1,582	1,698
6.00%, 3/15/29	1,794	1,925
6.00%, 11/15/31	2,363	2,536
6.00%, 6/15/37	697,222	741,689
6.00%, 10/15/37	621,398	661,754
6.59%, 10/20/38	1,991,732	2,101,105
		12,220,555
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $61,024,462)		62,710,088
U.S. TREASURY OBLIGATIONS (8.2%)
U.S. Treasury Notes (8.2%)
2.25%, 5/31/14	3,000,000	3,012,891
3.50%, 2/15/18	2,000,000	2,038,282
4.25%, 11/15/13	3,000,000	3,275,625
4.50%, 3/31/12	3,000,000	3,239,064
		11,565,862
TOTAL U.S. TREASURY OBLIGATIONS (COST $11,139,485)		11,565,862
SHORT-TERM INVESTMENT (3.1%)
Fifth Third Institutional Government Money Market Fund, 0.09%(a)	4,462,676	4,462,676
TOTAL SHORT-TERM INVESTMENTS (COST $4,462,676)		4,462,676
TOTAL INVESTMENTS (COST $140,822,898) 100.5%		142,503,640
LIABILITIES IN EXCESS OF OTHER ASSETS (0.5)%		(738,726)
NET ASSETS 100.0%		$141,764,914
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2009.
(b)	The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (2.1%)
Kaman Corp., Class A	39,170	$809,252
Lockheed Martin Corp.	11,070	761,505
		1,570,757
BEVERAGES (1.5%)
Coca-Cola Co.	20,500	1,092,855
CHEMICALS (2.1%)
E.I. Du Pont De Nemours & Co.	48,350	1,538,497
COMMERCIAL BANKS (11.5%)
Banco de Chile, Sponsored ADR	17,113	795,754
Banco Santander Central Hispano SA, Sponsored ADR	115,580	1,856,215
Banco Santander Chile SA, Sponsored ADR	29,340	1,544,458
Royal Bank of Canada	51,890	2,615,256
The Toronto – Dominion Bank	31,470	1,801,343
		8,613,026
COMMERCIAL SERVICES & SUPPLIES (1.9%)
Healthcare Services Group, Inc.	50,370	994,808
Waste Management, Inc.	14,940	446,407
		1,441,215
COMPUTERS & PERIPHERALS (3.4%)
Diebold, Inc.	27,960	845,510
International Business Machines Corp.	13,870	1,672,861
		2,518,371
CONSTRUCTION MATERIALS (0.7%)
CRH PLC, Sponsored ADR	20,560	508,449
CONTAINERS & PACKAGING (1.5%)
Greif, Inc., Class A	20,380	1,090,738
DISTRIBUTORS (2.3%)
Genuine Parts Co.	50,240	1,757,897
DIVERSIFIED TELECOMMUNICATION SERVICES (2.8%)
AT&T, Inc.	41,240	1,058,631
Telus Corp.	36,350	1,074,142
		2,132,773
ELECTRIC UTILITIES (1.4%)
FirstEnergy Corp.	23,370	1,011,454
ELECTRICAL EQUIPMENT (2.3%)
Emerson Electric Co.	9,330	352,208
Rockwell Automation, Inc.	33,350	1,365,682
		1,717,890
FOOD PRODUCTS (5.2%)
H.J. Heinz Co.	53,950	2,170,948
Unilever NV, NY Shares	56,000	1,729,840
		3,900,788
GAS UTILITIES (1.7%)
AGL Resources, Inc.	37,350	1,305,756

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Meridian Bioscience, Inc.	27,990	$621,098
HEALTH CARE PROVIDERS & SERVICES (1.1%)
Fresenius Medical Care AG & Co., Sponsored ADR	16,340	790,202
HOTELS, RESTAURANTS & LEISURE (2.5%)
McDonald’s Corp.	31,530	1,847,973
HOUSEHOLD PRODUCTS (1.2%)
Kimberly-Clark Corp.	14,860	908,838
INDUSTRIAL CONGLOMERATES (2.6%)
3M Co.	5,530	406,842
General Electric Co.	110,080	1,569,741
		1,976,583
IT SERVICES (3.5%)
Automatic Data Processing, Inc.	36,160	1,439,168
Paychex, Inc.	42,930	1,219,641
		2,658,809
LEISURE EQUIPMENT & PRODUCTS (4.2%)
Mattel, Inc.	167,340	3,167,746
MEDIA (2.5%)
Pearson PLC, Sponsored ADR	136,270	1,854,635
MULTI-UTILITIES (0.6%)
SCANA Corp.	13,080	442,627
OIL, GAS & CONSUMABLE FUELS (15.5%)
BP PLC, Sponsored ADR	24,270	1,374,167
Chevron Corp.	18,340	1,403,744
CNOOC Ltd., Sponsored ADR	12,970	1,931,752
Enbridge, Inc.	26,160	1,016,054
EnCana Corp.	17,260	956,031
ENI S.p.A., Sponsored ADR	52,050	2,580,639
Royal Dutch Shell PLC, Sponsored ADR	33,440	1,986,671
TransCanada Corp.	11,200	342,048
		11,591,106
PHARMACEUTICALS (8.2%)
AstraZeneca PLC, Sponsored ADR	27,920	1,253,887
Bristol-Myers Squibb Co.	84,940	1,851,692
GlaxoSmithKline PLC, Sponsored ADR	23,350	961,086
Johnson & Johnson	35,270	2,082,694
		6,149,359
REAL ESTATE INVESTMENT TRUST (7.6%)
BioMed Realty Trust, Inc.	74,590	1,012,186
Entertainment Properties Trust	40,820	1,388,697
OMEGA Healthcare Investors, Inc.	65,630	994,951
Senior Housing Properties Trust	48,550	936,044
Ventas, Inc.	33,440	1,341,947
		5,673,825
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.1%)
Analog Devices, Inc.	39,200	1,004,696
Linear Technology Corp.	65,170	1,686,600

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — October 31, 2009 (Unaudited)

GLOBAL EQUITY INCOME FUND

	Shares	Value
Microchip Technology, Inc.	42,960	$1,029,322
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	91,927	876,983
		4,597,601
TEXTILES APPAREL & LUXURY GOODS (1.2%)
VF Corp.	12,910	917,126
WIRELESS TELECOMMUNICATION SERVICES (1.5%)
Chunghwa Telecom Co., Ltd., Sponsored ADR	63,700	1,107,106
TOTAL COMMON STOCKS (COST $77,502,809)		74,505,100
SHORT-TERM INVESTMENT (0.4%)
Fifth Third Institutional Government Money Market Fund, 0.09%(a)	307,621	307,621

Shares	Value
TOTAL SHORT-TERM INVESTMENTS (COST $307,621)	$307,621
TOTAL INVESTMENTS (COST $ 77,810,430) 99.9%	74,812,721
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%	83,497
NET ASSETS 100.0%	$74,896,218
(a)	Variable rate security. Rate shown represents the rate as of October 31, 2009.

ADR – American Depositary Receipt

PLC – Public Limited Co.

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — October 31, 2009 (Unaudited)

	Large Cap Enhanced Index Fund	Small Mid-Cap Enhanced Index Fund	International Enhanced Index Fund	Select Bond Fund	Global Equity Income Fund
Assets:
Investments, at market value (cost $139,411,943, $88,115,109, $92,216,072, $140,822,898 and $77,810,430, respectively)	$127,512,037	$82,063,409	$76,172,435	$142,503,640	$74,812,721
Cash	2,765	355,653	6,045	—	17,941
Interest and dividend receivable	125,623	38,032	89,931	1,123,793	122,853
Receivable for capital shares issued	9,210	2,265	3,571	2,663	2,558
Receivable for investments sold	219,991	—	1,292,009	222,689	—
Reclaims receivable	—	—	2,139	—	6,676
Prepaid expenses and other assets	17,620	13,557	6,288	18,146	10,106
Total Assets	127,887,246	82,472,916	77,572,418	143,870,931	74,972,855
Liabilities:
Payable to custodian	—	—	—	15	—
Payable for investments purchased	454,386	—	1,327,162	2,000,000	—
Payable for capital shares redeemed	66,275	14,230	18,924	7,184	21,515
Investment advisory fees	16,845	11,302	20,127	29,954	19,478
Consulting fees	9,164	6,148	5,491	9,649	5,299
Administration fees	8,286	5,560	4,950	8,841	4,790
Administrative services fee	6,659	15,226	4,330	5,731	4,047
Fund accounting fees	5,309	7,262	2,958	4,737	1,846
Transfer agent fees	12,578	18,424	7,816	10,448	4,508
Custodian fees	4,645	2,844	2,845	4,228	2,090
Directors fees	3,089	1,879	1,883	2,613	1,375
Distribution fees	3,090	7,697	1,967	3,154	1,757
Other	21,615	13,371	13,319	19,463	9,932
Total Liabilities	611,941	103,943	1,411,772	2,106,017	76,637
Net Assets	$127,275,305	$82,368,973	$76,160,646	$141,764,914	$74,896,218
Composition of Net Assets:
Capital (par value and paid-in surplus)	$157,692,085	$100,652,396	$95,472,539	$141,627,000	$93,453,588
Undistributed net investment income	85,644	33,829	25,503	455,094	131,837
Accumulated net realized loss on investment and foreign currency transactions	(18,602,518)	(12,265,552)	(3,293,759)	(1,997,922)	(15,691,498)
Unrealized appreciation/(depreciation) on investments and foreign currency	(11,899,906)	(6,051,700)	(16,043,637)	1,680,742	(2,997,709)
Net Assets	$127,275,305	$82,368,973	$76,160,646	$141,764,914	$74,896,218
Individual Class
Net Assets	$13,991,380	$33,695,017	$8,945,406	$14,809,874	$8,077,383
Shares Authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	686,343	3,793,451	427,562	593,570	415,367
Net asset value, offering and redemption price per share	$20.39	$8.88	$20.92	$24.95	$19.45
Institutional Class
Net Assets	$113,283,925	$48,673,956	$67,215,240	$126,955,040	$66,818,835
Shares Authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	5,587,695	5,448,335	3,206,615	5,112,617	3,433,634
Net asset value, offering and redemption price per share	$20.27	$8.93	$20.96	$24.83	$19.46

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Period Ended October 31, 2009 (Unaudited)

	Large Cap Enhanced Index Fund	Small Mid-Cap Enhanced Index Fund	International Enhanced Index Fund	Select Bond Fund	Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$3,023,303	$—
Dividend (net of foreign withholding $0, $25, $34,111, $0 and $6,785)	1,252,647	521,909	1,232,599	—	1,417,330
Total investment income	1,252,647	521,909	1,232,599	3,023,303	1,417,330
Expenses:
Investment advisory fees	90,415	61,011	108,817	174,890	105,246
Consulting fees	49,967	33,711	30,090	57,960	29,086
Administration fees	44,990	30,360	27,074	52,235	26,186
Distribution fees – Individual Class	16,967	41,519	11,150	18,435	9,900
Administrative services fees – Individual Class	6,400	15,479	4,152	6,831	3,751
Accounting fees	51,911	47,466	29,612	59,151	28,044
Custodian fees	8,704	6,245	4,317	10,648	5,708
Transfer agent fees	23,879	42,354	11,870	26,279	12,069
Directors’ retainer and meetings	11,509	8,194	5,688	14,779	7,496
Miscellaneous fees	42,665	36,554	28,236	49,197	37,334
Total Expenses	347,407	322,893	261,006	470,405	264,820
Net investment income	905,240	199,016	971,593	2,552,898	1,152,510
Realized and unrealized gain/(loss) from investments and foreign currency:
Net realized loss from investment transactions	(4,546,037)	(2,384,295)	(1,658,628)	(661,855)	(2,411,536)
Net realized gain from foreign currency transactions	—	—	159	—	455
Net change in unrealized appreciation on investments	28,687,591	16,936,892	18,817,395	4,499,786	15,770,087
Net realized and unrealized gain/(loss) on investments and foreign currency	24,141,554	14,552,597	17,158,926	3,837,931	13,359,006
Net increase in net assets resulting from operations	$25,046,794	$14,751,613	$18,130,519	$6,390,829	$14,511,516

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

LARGE CAP ENHANCED INDEX FUND

	For the Period Ended October 31, 2009	For the Year Ended April 30, 2009
	(Unaudited)
Change in net assets from operations:
Net investment income	$905,240	$2,106,578
Net realized loss on investments	(4,546,037)	(12,984,994)
Net change in unrealized appreciation/(depreciation) on investments	28,687,591	(43,473,346)
Change in net assets resulting from operations	25,046,794	(54,351,762)
Distributions to shareholders from:
Net investment income:
Individual Class	(83,771)	(193,322)
Institutional Class	(844,267)	(1,846,767)
Net realized gains:
Individual Class	—	(833,389)
Institutional Class	—	(6,444,829)
Total distributions	(928,038)	(9,318,307)
Capital Transactions:
Individual class
Proceeds from shares issued	2,575,703	6,273,111
Dividends reinvested	83,751	1,026,417
Cost of shares redeemed	(3,268,696)	(5,268,485)
Net increase/(decrease)	(609,242)	2,031,043
Institutional class
Proceeds from shares issued	4,343,470	14,282,481
Dividends reinvested	837,159	8,193,307
Cost of shares redeemed	(5,638,620)	(11,009,136)
Net increase/(decrease)	(457,991)	11,466,652
Net increase/(decrease) in net assets from fund share transactions:	(1,067,233)	13,497,695
Total increase/(decrease) in net assets	23,051,523	(50,172,374)
Net Assets:
Beginning of period	$104,223,782	$154,396,156
End of period	$127,275,305	$104,223,782
Accumulated undistributed net investment income	$85,644	$108,442
Share Transactions:
Individual Class
Issued	136,284	322,335
Reinvested	4,556	63,057
Redeemed	(169,667)	(273,708)
Change in Individual Class	(28,827)	111,684
Institutional Class
Issued	228,772	739,362
Reinvested	45,484	502,312
Redeemed	(291,442)	(554,429)
Change in Institutional Class	(17,186)	687,245

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SMALL MID-CAP ENHANCED INDEX FUND

	For the Period Ended October 31, 2009	For the Year Ended April 30, 2009
	(Unaudited)
Change in net assets from operations:
Net investment income	$199,016	$737,175
Net realized loss on investments	(2,384,295)	(9,587,120)
Net change in unrealized appreciation/(depreciation) on investments	16,936,892	(20,034,845)
Change in net assets resulting from operations	14,751,613	(28,884,790)
Distributions to shareholders from:
Net investment income:
Individual Class	(52,523)	(253,397)
Institutional Class	(149,793)	(442,661)
Net realized gains:
Individual Class	(96)	(665,561)
Institutional Class	—	(876,066)
Total distributions	(202,412)	(2,237,685)
Capital Transactions:
Individual class
Proceeds from shares issued	905,186	2,950,193
Dividends reinvested	48,367	839,576
Cost of shares redeemed	(2,386,986)	(3,626,871)
Net increase/(decrease)	(1,433,433)	162,898
Institutional class
Proceeds from shares issued	1,876,781	8,273,046
Dividends reinvested	149,791	1,318,726
Cost of shares redeemed	(4,040,466)	(4,527,065)
Net increase/(decrease)	(2,013,894)	5,064,707
Net increase/(decrease) in net assets from fund share transactions:	(3,447,327)	5,227,605
Total increase/(decrease) in net assets	11,101,874	(25,894,870)
Net Assets:
Beginning of period	$71,267,099	$97,161,969
End of period	$82,368,973	$71,267,099
Accumulated undistributed net investment income	$33,829	$37,129
Share Transactions:
Individual Class
Issued	102,684	347,845
Reinvested	5,973	122,168
Redeemed	(273,276)	(465,497)
Change in Individual Class	(164,619)	4,516
Institutional Class
Issued	217,174	1,035,326
Reinvested	17,932	188,610
Redeemed	(476,296)	(564,510)
Change in Institutional Class	(241,190)	659,426

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

INTERNATIONAL ENHANCED INDEX FUND

	For the Period Ended October 31, 2009	For the Year Ended April 30, 2009
	(Unaudited)
Change in net assets from operations:
Net investment income	$971,593	$1,824,671
Net realized loss on investments and foreign currency	(1,658,469)	(1,621,746)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	18,817,395	(40,352,490)
Change in net assets resulting from operations	18,130,519	(40,149,565)
Distributions to shareholders from:
Net investment income:
Individual Class	(126,459)	(232,341)
Institutional Class	(1,019,784)	(1,794,317)
Net realized gains:
Individual Class	—	(28,335)
Institutional Class	—	(189,373)
Total distributions	(1,146,243)	(2,244,366)
Capital Transactions:
Individual class
Proceeds from shares issued	822,905	3,987,324
Dividends reinvested	126,432	260,563
Cost of shares redeemed	(1,864,930)	(1,704,628)
Net increase/(decrease)	(915,593)	2,543,259
Institutional class
Proceeds from shares issued	2,607,622	12,744,281
Dividends reinvested	1,019,783	1,983,690
Cost of shares redeemed	(3,613,122)	(6,121,712)
Net increase	14,283	8,606,259
Net increase/(decrease) in net assets from fund share transactions:	(901,310)	11,149,518
Total increase/(decrease) in net assets	16,082,966	(31,244,413)
Net Assets:
Beginning of period	$60,077,680	$91,322,093
End of period	$76,160,646	$60,077,680
Accumulated undistributed net investment income	$25,503	$200,153
Share Transactions:
Individual Class
Issued	41,076	206,700
Reinvested	6,700	13,014
Redeemed	(93,881)	(99,527)
Change in Individual Class	(46,105)	120,187
Institutional Class
Issued	131,000	669,723
Reinvested	53,599	98,228
Redeemed	(185,455)	(321,570)
Change in Institutional Class	(856)	446,381

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

SELECT BOND FUND

	For the Period Ended October 31, 2009	For the Year Ended April 30, 2009
	(Unaudited)
Change in net assets from operations:
Net investment income	$2,552,898	$5,944,219
Net realized gain/(loss) on investments	(661,855)	529,763
Net change in unrealized appreciation/(depreciation) on investments	4,499,786	(2,038,956)
Change in net assets resulting from operations	6,390,829	4,435,026
Distributions to shareholders from:
Net investment income:
Individual Class	(225,029)	(673,719)
Institutional Class	(2,085,676)	(5,645,705)
Total distributions	(2,310,705)	(6,319,424)
Capital Transactions:
Individual class
Proceeds from shares issued	2,731,005	5,399,803
Dividends reinvested	224,805	672,835
Cost of shares redeemed	(3,190,616)	(7,912,259)
Net decrease	(234,806)	(1,839,621)
Institutional class
Proceeds from shares issued	7,915,884	9,040,942
Dividends reinvested	2,055,630	5,562,009
Cost of shares redeemed	(12,729,709)	(19,458,686)
Net decrease	(2,758,195)	(4,855,735)
Net decrease in net assets from fund share transactions:	(2,993,001)	(6,695,356)
Total increase/(decrease) in net assets	1,087,123	(8,579,754)
Net Assets:
Beginning of period	$140,677,791	$149,257,545
End of period	$141,764,914	$140,677,791
Accumulated undistributed net investment income	$455,094	$212,901
Share Transactions:
Individual Class
Issued	110,354	223,363
Reinvested	9,159	27,966
Redeemed	(129,249)	(329,014)
Change in Individual Class	(9,736)	(77,685)
Institutional Class
Issued	322,188	375,149
Reinvested	84,220	232,294
Redeemed	(521,620)	(810,044)
Change in Institutional Class	(115,212)	(202,601)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

GLOBAL EQUITY INCOME FUND

	For the Period Ended October 31, 2009	For the Year Ended April 30, 2009
	(Unaudited)
Change in net assets from operations:
Net investment income	$1,152,510	$2,856,090
Net realized loss on investments and foreign currency	(2,411,081)	(13,282,641)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency	15,770,087	(19,091,189)
Change in net assets resulting from operations	14,511,516	(29,517,740)
Distributions to shareholders from:
Net investment income:
Individual Class	(133,372)	(317,976)
Institutional Class	(1,149,423)	(2,454,081)
Total distributions	(1,282,795)	(2,772,057)
Capital Transactions:
Individual class
Proceeds from shares issued	504,684	3,062,558
Dividends reinvested	133,373	317,976
Cost of shares redeemed	(1,317,125)	(1,659,193)
Net increase/(decrease)	(679,068)	1,721,341
Institutional class
Proceeds from shares issued	3,375,500	10,558,191
Dividends reinvested	1,149,422	2,454,080
Cost of shares redeemed	(2,857,093)	(6,993,240)
Net increase	1,667,829	6,019,031
Net increase in net assets from fund share transactions:	988,761	7,740,372
Total increase/(decrease) in net assets	14,217,482	(24,549,425)
Net Assets:
Beginning of period	$60,678,736	$85,228,161
End of period	$74,896,218	$60,678,736
Accumulated undistributed net investment income	$131,837	$262,122
Share Transactions:
Individual Class
Issued	27,164	148,710
Reinvested	7,486	16,778
Redeemed	(71,928)	(94,019)
Change in Individual Class	(37,278)	71,469
Institutional Class
Issued	185,037	570,517
Reinvested	64,266	129,364
Redeemed	(156,072)	(371,147)
Change in Institutional Class	93,231	328,734

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)	Net Realized and Unrealized Gains/ (Losses) on Investments	Total from Investment Operations
Individual Class
Large Cap Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	$16.57	0.11	3.83	3.94
Year ended April 30, 2009	28.09	0.30	(10.23)	(9.93)
Year ended April 30, 2008	32.19	0.07	(1.96)	(1.89)
Year ended April 30, 2007	30.33	0.22	3.20	3.42
Year ended April 30, 2006	25.47	0.16	5.15	5.31
Period ended April 30, 2005(c)	25.00	0.12	0.45	0.57
Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	$7.36	0.01	1.52	1.53
Year ended April 30, 2009	10.78	0.07	(3.26)	(3.19)
Year ended April 30, 2008	13.60	(0.02)	(1.31)	(1.33)
Year ended April 30, 2007	13.26	(0.08)	1.00	0.92
Period ended April 30, 2006(i)	12.99	(0.04)	1.93	1.89
Year ended October 31, 2005	12.30	0.02	0.69	0.71
International Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	$16.29	0.25	4.66	4.91
Year ended April 30, 2009	29.28	0.47	(12.84)	(12.37)
Year ended April 30, 2008	29.87	0.67	0.79	1.46
Year ended April 30, 2007	26.39	0.38	3.59	3.97
Period ended April 30, 2006(f)	25.00	0.04	1.35	1.39
Select Bond Fund
Period ended October 31, 2009 (Unaudited)	$24.23	0.40	0.69	1.09
Year ended April 30, 2009	24.52	0.92	(0.24)	0.68
Year ended April 30, 2008	24.35	0.79	0.37	1.16
Year ended April 30, 2007	23.89	1.01	0.38	1.39
Year ended April 30, 2006	24.73	0.89	(0.86)	0.03
Period ended April 30, 2005(c)	25.00	0.43 (g)	(0.40)	0.03
Global Equity Income Fund
Period ended October 31, 2009 (Unaudited)	$15.99	0.28	3.49	3.77
Year ended April 30, 2009	25.11	0.74	(9.13)	(8.39)
Period ended April 30, 2008(h)	25.00	0.03	0.08	0.11
Institutional Class
Large Cap Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	$16.48	0.14	3.80	3.94
Year ended April 30, 2009	27.95	0.37	(10.19)	(9.82)
Year ended April 30, 2008	32.10	0.35	(2.15)	(1.80)
Year ended April 30, 2007	30.33	0.27	3.23	3.50
Year ended April 30, 2006	25.47	0.22	5.16	5.38
Period ended April 30, 2005(c)	25.00	0.14	0.46	0.60
Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	$7.40	0.03	1.53	1.56
Year ended April 30, 2009	10.84	0.08	(3.27)	(3.19)
Year ended April 30, 2008	13.63	0.02	(1.31)	(1.29)
Year ended April 30, 2007	13.21	(0.01)	1.01	1.00
Period ended April 30, 2006(e)	13.11	—	0.10	0.10
International Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	$16.32	0.28	4.68	4.96
Year ended April 30, 2009	29.33	0.55	(12.88)	(12.33)
Year ended April 30, 2008	29.92	0.83	0.72	1.55
Year ended April 30, 2007	26.43	0.45	3.59	4.04
Period ended April 30, 2006(f)	25.00	0.09	1.34	1.43
Select Bond Fund
Period ended October 31, 2009 (Unaudited)	$24.11	0.46	0.68	1.14
Year ended April 30, 2009	24.41	0.99	(0.24)	0.75
Year ended April 30, 2008	24.30	1.08	0.13	1.21
Year ended April 30, 2007	23.90	1.04	0.40	1.44
Year ended April 30, 2006	24.73	0.93	(0.83)	0.10
Period ended April 30, 2005(c)	25.00	0.46 (g)	(0.40)	0.06
Global Equity Income Fund
Period ended October 31, 2009 (Unaudited)	$16.00	0.30	3.50	3.80
Year ended April 30, 2009	25.12	0.81	(9.14)	(8.33)
Period ended April 30, 2008(h)	25.00	0.05	0.07	0.12
*	Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	For the period from October 1, 2004 (commencement of operations) through April 30, 2005.
(d)	Amount is less than $0.005.
(e)	For the period from April 3, 2006 (period of commencement) through April 30, 2006.
(f)	For the period from February 28, 2006 (period of commencement) through April 30, 2006.
(g)	Computed using average shares outstanding throughout the period.
(h)	For the period from April 1, 2008 (commencement of operations) through April 30, 2008.
(i)	For the period from November 1, 2005 to April 30, 2006.

See notes to financial statements.

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

	Distributions:					Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains on Investments	Total Distributions	Net Asset Value, End of Period	Total Return(a)	Net Assets End of Period (000’s)	Ratio of Expenses to Average Net Assets(b)	Ratio of Net Investment Income/(Loss) to Average Net Assets(b)	Portfolio Turnover Rate*
Individual Class
Large Cap Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	(0.12)	—	(0.12)	$20.39	23.84%	$13,991	0.88%	1.20%	10%
Year ended April 30, 2009	(0.30)	(1.29)	(1.59)	16.57	(35.20)%	11,851	0.93%	1.47%	23%
Year ended April 30, 2008	(0.22)	(1.99)	(2.21)	28.09	(6.36)%	16,950	1.01%	0.51%	74%
Year ended April 30, 2007	(0.09)	(1.47)	(1.56)	32.19	11.65%	2,164	0.93%	0.64%	14%
Year ended April 30, 2006	(0.16)	(0.29)	(0.45)	30.33	20.95%	3,693	1.01%	0.54%	8%
Period ended April 30, 2005(c)	(0.10)	—	(0.10)	25.47	2.26%	2,896	1.21%	0.69%	16%
Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	(0.01)	— (d)	(0.01)	$8.88	20.85%	$33,695	1.00%	0.29%	9%
Year ended April 30, 2009	(0.06)	(0.17)	(0.23)	7.36	(29.41)%	29,142	0.98%	0.90%	33%
Year ended April 30, 2008	(0.01)	(1.48)	(1.49)	10.78	(10.59)%	42,633	1.49%	(0.17)%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.60	7.16%	44,367	1.50%	(0.58)%	20%
Period ended April 30, 2006(i)	—	(1.62)	(1.62)	13.26	15.95%	46,112	1.71%	(0.59)%	30%
Year ended October 31, 2005	(0.02)	—	(0.02)	12.99	5.79%	42,455	1.67%	0.16%	113%
International Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	(0.28)	—	(0.28)	$20.92	30.34%	$8,945	1.02%	2.44%	18%
Year ended April 30, 2009	(0.56)	(0.06)	(0.62)	16.29	(42.65)%	7,717	1.09%	2.39%	5%
Year ended April 30, 2008	(0.72)	(1.33)	(2.05)	29.28	4.77%	10,351	1.13%	5.11%	20%
Year ended April 30, 2007	(0.42)	(0.07)	(0.49)	29.87	15.43%	86	1.28%	1.55%	6%
Period ended April 30, 2006(f)	—	—	—	26.39	5.56%	3	1.53%	2.61%	1%
Select Bond Fund
Period ended October 31, 2009 (Unaudited)	(0.37)	—	(0.37)	$24.95	4.54%	$14,810	0.98%	3.33%	40%
Year ended April 30, 2009	(0.97)	—	(0.97)	24.23	2.85%	14,616	0.95%	3.79%	39%
Year ended April 30, 2008	(0.99)	—	(0.99)	24.52	4.89%	16,695	1.08%	3.92%	36%
Year ended April 30, 2007	(0.93)	—	(0.93)	24.35	5.99%	2,009	0.97%	4.05%	32%
Year ended April 30, 2006	(0.87)	—	(0.87)	23.89	0.07%	2,583	0.97%	3.53%	40%
Period ended April 30, 2005(c)	(0.29)	(0.01)	(0.30)	24.73	0.14%	3,050	1.07%	2.92%	44%
Global Equity Income Fund
Period ended October 31, 2009 (Unaudited)	(0.31)	—	(0.31)	$19.45	23.74%	$8,077	1.06%	2.99%	58%
Year ended April 30, 2009	(0.73)	—	(0.73)	15.99	(33.86)%	7,236	1.09%	3.82%	28%
Period ended April 30, 2008(h)	—	—	—	25.11	0.44%	9,572	1.44%	3.35%	—%
Institutional Class
Large Cap Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	(0.15)	—	(0.15)	$20.27	24.00%	$113,284	0.54%	1.54%	10%
Year ended April 30, 2009	(0.36)	(1.29)	(1.65)	16.48	(34.99)%	92,373	0.58%	1.84%	23%
Year ended April 30, 2008	(0.36)	(1.99)	(2.35)	27.95	(6.13)%	137,446	0.64%	1.07%	74%
Year ended April 30, 2007	(0.26)	(1.47)	(1.73)	32.10	11.95%	88,362	0.68%	0.88%	14%
Year ended April 30, 2006	(0.23)	(0.29)	(0.52)	30.33	21.25%	89,555	0.76%	0.79%	8%
Period ended April 30, 2005(c)	(0.13)	—	(0.13)	25.47	2.37%	67,835	0.96%	0.93%	16%
Small Mid-Cap Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	(0.03)	—	(0.03)	$8.93	21.06%	$48,674	0.65%	0.63%	9%
Year ended April 30, 2009	(0.08)	(0.17)	(0.25)	7.40	(29.26)%	42,125	0.72%	1.01%	33%
Year ended April 30, 2008	(0.02)	(1.48)	(1.50)	10.84	(10.27)%	54,529	0.80%	0.38%	72%
Year ended April 30, 2007	—	(0.58)	(0.58)	13.63	7.79%	323	1.28%	(0.45)%	20%
Period ended April 30, 2006(e)	—	—	—	13.21	0.76%	—	1.46%	(0.34)%	30%
International Enhanced Index Fund
Period ended October 31, 2009 (Unaudited)	(0.32)	—	(0.32)	$20.96	30.59%	$67,215	0.68%	2.71%	18%
Year ended April 30, 2009	(0.62)	(0.06)	(0.68)	16.32	(42.48)%	52,361	0.76%	2.73%	5%
Year ended April 30, 2008	(0.81)	(1.33)	(2.14)	29.33	5.06%	80,971	0.88%	3.07%	20%
Year ended April 30, 2007	(0.48)	(0.07)	(0.55)	29.92	15.67%	31,093	1.03%	1.82%	6%
Period ended April 30, 2006(f)	—	—	—	26.43	5.72%	15,934	1.31%	2.83%	1%
Select Bond Fund
Period ended October 31, 2009 (Unaudited)	(0.42)	—	(0.42)	$24.83	4.75%	$126,955	0.64%	3.69%	40%
Year ended April 30, 2009	(1.05)	—	(1.05)	24.11	3.16%	126,062	0.63%	4.09%	39%
Year ended April 30, 2008	(1.10)	—	(1.10)	24.41	5.11%	132,563	0.69%	4.37%	36%
Year ended April 30, 2007	(1.04)	—	(1.04)	24.30	6.16%	102,796	0.69%	4.32%	32%
Year ended April 30, 2006	(0.93)	—	(0.93)	23.90	0.36%	100,798	0.72%	3.78%	40%
Period ended April 30, 2005(c)	(0.32)	(0.01)	(0.33)	24.73	0.25%	92,265	0.82%	3.17%	44%
Global Equity Income Fund
Period ended October 31, 2009 (Unaudited)	(0.34)	—	(0.34)	$19.46	23.95%	$66,819	0.72%	3.32%	58%
Year ended April 30, 2009	(0.79)	—	(0.79)	16.00	(33.63)%	53,443	0.72%	4.20%	28%
Period ended April 30, 2008(h)	—	—	—	25.12	0.48%	75,656	0.81%	2.73%	—%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — October 31, 2009 (Unaudited)

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. Currently, stocks with market capitalizations between $844 million and $345 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. Currently, stocks with market capitalizations between $28 million and $6.7 billion are considered to be small to medium capitalization stocks.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of American Depositary Receipts (“ADRs”).

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in ADRs representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Select Bond Fund’s investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds including bonds purchased by the Fund, provides credit research and analysis to the Adviser. When in the judgment of the Adviser, the fair value of an individual security, as determined utilizing the matrix formula, no longer represents the fair value of that security, the Adviser will determine a fair value of that security which include, but is not limited to situations when the bond issuer is delinquent on interest, principal or sinking fund payments. Factors that the Adviser might consider in establishing the fair value include , but would not be limited to, the general conditions in the church bond market and the overall financial market, the transaction price of any recent sales or purchases of the security; the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer; the estimated value of the underlying collateral and the issuer’s payment history. The Adviser changed its valuation policies to include specific procedures for treatment of defaults on interest payments and/or delinquency on sinking fund payments, as well as conditions for accrual of interest and consideration of the collectability of accrued interest. In addition, procedures were changed for treatment of defaulted bonds that are subject to foreclosure proceedings. Factors that the Adviser may consider in establishing fair value for bonds holding foreclosed properties include, but are not limited to, independent appraisal values and the estimated costs associated with the disposition of the property. The Adviser’s fair valuation process is reviewed by the Adviser’s internal Valuation Committee and is subject to quarterly reporting and approval from the Board of Directors.

Because of the inherent uncertainty of valuations determined both by utilizing the matrix formula and by the Adviser, those estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs other than Level 1 quoted prices (including, but not limited to quoted prices for similar securities, interest rates, prepayments spreads and credit risks).

Level 3 — Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments).

The following is a summary of the inputs used to value the following Funds’ net assets as of October 31, 2009:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs
Steward Large Cap Enhanced Index Fund
Security Type
Common Stock*	$126,718,965	$—	$—
Short-Term Investments	793,072	—	—
Total	127,512,037	—	—
Steward Small-Mid Cap Enhanced Fund
Security Type
Common Stock*	81,957,182	—	—
Short-Term Investments	106,227	—	—
Total	82,063,409	—	—

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs
Steward International Enhanced Index Fund
Security Type
Common Stock*	75,637,775	—	—
Short-Term Investments	534,660	—	—
Total	76,172,435	—	—
Steward Select Bond Fund
Security Type
Corporate Bonds	—	39,965,940	2,583,348
U.S. Government Agencies	—	21,215,726	—
U.S. Government Agency Mortgage-Backed Obligations	—	62,710,088	—
U.S. Treasury Obligations	—	11,565,862	—
Short-Term Investments	4,462,676	—	—
Total	4,462,676	135,457,616	2,583,348
Steward Global Equity Income Fund
Security Type
Common Stock*	74,505,100	—	—
Short-Term Investments	307,621	—	—
Total	74,812,721	—	—
*	Please refer to the Schedule of Investments to view common stock segregated by industry type.

Following is a reconciliation of Level 3 assets (at either the beginning or the ending of the period) for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Investments in Corporate Bonds
Balance as of May 1, 2009	$2,660,018
Accrued Accretion / (Amortization)	—
Change in Unrealized Appreciation / (Depreciation)	(76,670)
Realized Gain / (Loss)	—
Net Purchase / (Sales)	—
Transfers In / (Out) of Level 3	—
Balance as of October 31, 2009	$2,583,348

New Accounting Pronouncements:  In June 2009, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Codification 105-10, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162” (“ASC 105-10, formerly “SFAS 168”). ASC 105-10 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of ASC 105-10, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become nonauthoritative. ASC 105-10 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. Management has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the Funds’ financial statements.

Securities Transactions and Investment Income:  For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Income dividends and capital gain distributions are recorded on the ex-dividend date.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the period ended October 31, 2009, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2005.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

Capstone Asset Management Company (“CAMCO”), a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

The advisory fees for the Large Cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Small-Mid Cap Enhanced Index Fund pays 0.15% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Global Equity Income Fund and the International Enhanced Index Fund each pay 0.30% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Select Bond Fund pays 0.25% on the first $500 million of the Fund’s average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion.

Pursuant to the terms of an administration agreement, CAMCO will supervise the Funds’ daily business affairs, coordinate the activities of persons providing services to the Funds, and furnish office space and equipment to the Funds. As compensation for its services, CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s’ Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

CFS Consulting Services, LLP (“CCS”) formally known as Steward Fund Consultants, LLC serves as a screening consultant to the Funds. CCS is an affiliate of CAMCO, and is also a wholly-owned subsidiary of CFS. CFS acquired CCS on October 1, 2008. Per the consulting agreement, CCS receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$200,000,000	0.100%
Next	$200,000,000	0.075%
Next	$200,000,000	0.060%
Next	$400,000,000	0.050%
Over	$1,000,000,000	0.040%

Certain officers and directors of the Funds are also officers of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ transfer agent and fund accountant. Under the terms of the Transfer Agency Agreement, Citi Ohio will be paid for annual class fees and per account fees. Per the Fund Accounting Agreement, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% of each Fund’s average daily net assets.

Note 5 — Securities Lending:

The Funds have entered into a securities lending arrangement with the custodian. Under the terms of the agreement, the custodian is authorized to loan securities on behalf of the Funds to Credit Suisse, New York Branch (“CSNYB”), against receipt of cash collateral at least equal to the value of the securities loaned. The cash collateral is invested by CSNYB in securities guaranteed by the U. S. Government, time deposits, certificates of deposit, or money markets approved by the Adviser. The agreement provides that after predetermined rebates to the brokers, the income generated from lending transactions is allocated 70% to the Funds and 30% to CSNYB. As of and during the period ended, October 31, 2009, there were no securities on loan for any of the Funds.

Note 6 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the period ended October 31, 2009 were as follows:

	Purchases	Sales
Large Cap Enhanced Index Fund	$6,465,631	$7,634,198
Small-Mid Cap Enhanced Index Fund	3,660,529	7,146,202
International Enhanced Index Fund	6,986,353	8,147,661
Select Bond Fund	28,996,905	28,586,857
Global Equity Income Fund	21,381,203	20,360,144

Note 7 — Federal Income Tax Information:

As of October 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost of Securities	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Enhanced Index Fund	$142,295,711	$8,027,441	$(22,811,115)	$(14,783,674)
Small-Mid Cap Enhanced Index Fund	88,841,126	10,143,274	(16,920,991)	(6,777,717)
International Enhanced Index Fund	92,608,615	1,023,458	(17,459,638)	(16,436,180)
Select Bond Fund	140,822,898	3,963,697	(2,282,955)	1,680,742
Global Equity Income Fund	77,990,657	5,969,197	(9,147,133)	(3,177,936)

As of April 30, 2009, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

	Amount	Expires
Large Cap Enhanced Index Fund	$1,742,539	2017
Small-Mid Cap Enhanced Index Fund	538,823	2017
International Enhanced Index Fund	141,269	2017
Select Bond Fund	143,208	2014
	388,125	2015
	804,734	2016
Global Equity Income Fund	288,759	2017

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal period may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2010:

Post-October Loss
Large Cap Enhanced Index Fund	$10,821,454
Small-Mid Cap Enhanced Index Fund	8,847,558
International Enhanced Index Fund	1,371,609
Select Bond Fund	—
Global Equity Income Fund	12,749,408

Note 8 — Contingencies and Commitments

In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

Note 9 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of October 31, 2009, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Large Cap Enhanced Index Fund – Individual Class	National Financial Services Corp.	75%
Large Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	49%
Large Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	45%
Small-Mid Cap Enhanced Index Fund – Institutional Class	National Financial Services Corp.	50%
Small-Mid Cap Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	50%
International Enhanced Index Fund – Individual Class	National Financial Services Corp.	91%
International Enhanced Index Fund – Institutional Class	National Financial Services Corp.	51%
International Enhanced Index Fund – Institutional Class	TD Ameritrade Trust Co.	48%
Select Bond Fund – Individual Class	National Financial Services Corp.	80%
Select Bond Fund – Institutional Class	National Financial Services Corp.	66%
Select Bond Fund – Institutional Class	TD Ameritrade Trust Co.	32%
Global Equity Income Fund – Individual Class	National Financial Services Corp.	99%
Global Equity Income Fund – Institutional Class	TD Ameritrade Trust Co.	52%
Global Equity Income Fund – Institutional Class	National Financial Services Corp.	47%

Note 10 — Subsequent Events:

Management has evaluated subsequent events through December 28, 2009, the date of this report and in managements opinion there are no matters requiring disclosure.

GENERAL INFORMATION (Unaudited)

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Form N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

EXPENSES EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; Service and Distribution Plan and Administrative Services Plan Fees (for Individual Class); and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 through October 31, 2009.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expense Paid During Period* 5/1/09 – 10/31/09	Expense Ratio During Period 5/1/09 – 10/31/09
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,238.40	$4.96	0.88%
Institutional Class	1,000.00	1,240.00	3.05	0.54%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	$1,000.00	$1,208.50	$5.57	1.00%
Institutional Class	1,000.00	1,210.60	3.62	0.65%
Steward International Enhanced Index Fund
Individual Class	$1,000.00	$1,303.40	$5.92	1.02%
Institutional Class	1,000.00	1,305.90	3.95	0.68%
Steward Select Bond Fund
Individual Class	$1,000.00	$1,045.40	$5.05	0.98%
Institutional Class	1,000.00	1,047.50	3.30	0.64%
Steward Global Equity Income Fund
Individual Class	$1,000.00	$1,237.40	$5.98	1.06%
Institutional Class	1,000.00	1,239.50	4.06	0.72%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 5/1/09	Ending Account Value 10/31/09	Expense Paid During Period* 5/1/09 – 10/31/09	Expense Ratio During Period 5/1/09 – 10/31/09
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.77	$4.48	0.88%
Institutional Class	1,000.00	1,022.48	2.75	0.54%
Steward Small-Mid Cap Enhanced Equity Index Fund
Individual Class	$1,000.00	$1,020.16	$5.09	1.00%
Institutional Class	1,000.00	1,021.93	3.31	0.65%
Steward International Enhanced Index Fund
Individual Class	$1,000.00	$1,020.06	$5.19	1.02%
Institutional Class	1,000.00	1,021.78	3.47	0.68%
Steward Select Bond Fund
Individual Class	$1,000.00	$1,020.27	$4.99	0.98%
Institutional Class	1,000.00	1,021.98	3.26	0.64%
Steward Global Equity Income Fund
Individual Class	$1,000.00	$1,019.86	$5.40	1.06%
Institutional Class	1,000.00	1,021.58	3.67	0.72%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Visit us online at www.stewardmutualfunds.com

STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 5847 San Felipe, Suite 4100 Houston, TX 77057 1-800-262-6631 info@capstonefinancial.com

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Not applicable.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Steward Funds, Inc.

By (Signature and Title)*      /s/ Edward Jaroski
Edward Jaroski,President

Date   January  10, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Edward Jaroski
Edward Jaroski, President

Date   January  10, 2010

By (Signature and Title)*      /s/  Carla Homer
Carla Homer, Treasurer

Date   January 10, 2010

* Print the name and title of each signing officer under his or her signature.